UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Tax-Managed Emerging Markets Fund

Parametric Tax-Managed Emerging Markets Fund

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Argentina — 0.7%
Adecoagro SA(1)	191,900	$1,527,524
Arcos Dorados Holdings, Inc., Class A	500,800	1,362,176
Banco Macro SA, Class B(1)	130,676	758,232
Banco Macro SA, Class B ADR(1)	6,100	234,240
BBVA Banco Frances SA(1)	76,594	587,962
BBVA Banco Frances SA ADR(1)	6,799	105,452
Cresud SA ADR(1)	47,360	463,181
Grupo Financiero Galicia SA, Class B ADR	67,900	1,209,978
IRSA Inversiones y Representaciones SA(1)	119,544	247,502
IRSA Inversiones y Representaciones SA ADR(1)	9,600	139,584
Ledesma SAAI	259,501	184,599
MercadoLibre, Inc.	35,600	3,241,736
Molinos Rio de la Plata SA, Class B	93,310	356,654
Pampa Energia SA ADR(1)	179,000	2,733,330
Petrobras Argentina SA ADR	167,793	857,422
Siderar SAIC	2,005,200	1,213,524
Telecom Argentina SA ADR	142,000	2,067,520
Telecom Argentina SA, Class B	229,824	995,569
Transportadora de Gas del Sur SA	252,923	292,705
Transportadora de Gas del Sur SA ADR	73,736	290,520
YPF SA ADR	101,600	1,547,368

		$20,416,778

Bahrain — 0.7%
Ahli United Bank BSC	16,020,488	$10,920,642
Al Salam Bank-Bahrain BSC	21,545,754	6,224,411
GFH Financial Group BSC(1)	10,441,939	1,528,340
Ithmaar Bank BSC(1)	16,428,969	2,595,049

		$21,268,442

Bangladesh — 0.8%
Aftab Automobiles, Ltd.	378,354	$299,024
Al-Arafah Islami Bank, Ltd.	3,219,220	537,148
Bangladesh Export Import Co., Ltd.(1)	4,998,478	1,952,491
Beximco Pharmaceuticals, Ltd.	883,426	810,573
British American Tobacco Bangladesh Co., Ltd.	27,950	1,058,630
BSRM Steels, Ltd.	1,250,000	1,538,477
City Bank, Ltd. (The)	1,625,035	415,412
Grameenphone, Ltd.	765,275	2,806,302
Heidelberger Cement Bangladesh, Ltd.	103,700	850,555
Islami Bank Bangladesh, Ltd.	1,587,087	627,097
Jamuna Oil Co., Ltd.	212,850	556,051
Khulna Power Co., Ltd.	1,043,969	990,239
Lankabangla Finance, Ltd.	948,403	425,933
Malek Spinning Mills, Ltd.	1,020,000	241,517
Meghna Petroleum, Ltd.	210,100	520,485
National Bank, Ltd.(1)	3,812,704	504,392
Olympic Industries, Ltd.	278,775	1,084,605
Padma Oil Co., Ltd.	175,100	553,705
People’s Leasing and Financial Services, Ltd.(1)	665,379	136,524
Pubali Bank, Ltd.	1,779,933	541,753
Social Islami Bank, Ltd.	2,453,500	416,814

Security	Shares	Value
Southeast Bank, Ltd.	1,909,500	$422,919
Square Pharmaceuticals, Ltd.	746,520	2,401,642
Summit Power, Ltd.	1,381,500	656,685
Titas Gas Transmission & Distribution Co., Ltd.	1,570,295	1,473,696
United Airways Bangladesh, Ltd.(1)	8,470,123	1,120,133
United Commercial Bank, Ltd.	1,828,738	529,086

		$23,471,888

Botswana — 0.5%
Barclays Bank of Botswana, Ltd.	1,308,506	$536,922
Botswana Insurance Holdings, Ltd.	801,726	1,121,177
First National Bank of Botswana, Ltd.	7,511,600	2,739,502
Letshego Holdings, Ltd.	16,310,999	4,794,426
Sechaba Breweries, Ltd.	1,086,400	2,932,135
Sefalana Holding Co.	991,000	1,226,478
Standard Chartered Bank Botswana, Ltd.	850,790	937,258

		$14,287,898

Brazil — 4.7%
AMBEV SA	1,736,625	$8,506,812
B2W Cia Digital(1)	263,000	985,794
Banco Bradesco SA ADR, PFC Shares	178,013	954,150
Banco Bradesco SA, PFC Shares	1,004,795	5,428,858
Banco do Brasil SA	312,199	1,196,979
Bombril SA, PFC Shares	39,000	17,953
Braskem SA, PFC Shares	301,200	1,266,491
BRF SA	289,766	5,159,435
BRF SA ADR	25,600	455,424
CCR SA	887,700	2,725,012
Centrais Eletricas Brasileiras SA, PFC Shares	468,682	1,034,422
CETIP SA - Mercados Organizados	155,700	1,292,100
Cia Brasileira de Distribuicao ADR, PFC Shares	14,300	179,322
Cia Brasileira de Distribuicao, PFC Shares	43,256	548,924
Cia de Saneamento Basico do Estado de Sao Paulo	125,400	501,031
Cia de Saneamento Basico do Estado de Sao Paulo ADR	127,400	494,312
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	65,463	673,702
Cia Energetica de Minas Gerais SA, PFC Shares	662,453	1,168,003
Cia Energetica de Sao Paulo, Class B, PFC Shares	91,500	351,044
Cia Hering	155,800	552,148
Cia Paranaense de Energia-Copel, PFC Shares	134,100	1,104,054
Cia Siderurgica Nacional SA	147,100	145,449
Cia Siderurgica Nacional SA ADR	62,200	59,606
Cielo SA	1,520,860	14,063,495
Contax Participacoes SA, PFC Shares	151,000	17,140
Cosan SA Industria e Comercio	137,900	700,196
CPFL Energia SA(1)	643,066	2,412,004
Cyrela Brazil Realty SA Empreendimentos e Participacoes	115,024	239,942
Duratex SA	335,583	497,724
EcoRodovias Infraestrutura e Logistica SA	146,900	226,029
EDP-Energias do Brasil SA	418,300	1,211,271
Eletropaulo Metropolitana SA, Class B, PFC Shares	205,868	568,610
Embraer SA	974,432	6,267,629
Embraer SA ADR	26,152	668,968
Equatorial Energia SA	260,300	2,223,170
Estacio Participacoes SA	275,300	979,122
Even Construtora e Incorporadora SA	652,400	566,088
Ez Tec Empreendimentos e Participacoes SA	136,587	398,271
Fibria Celulose SA	24,585	333,629
Fibria Celulose SA ADR	54,900	744,444
Gafisa SA(1)	845,200	430,648

Security	Shares	Value
Gerdau SA ADR	170,900	$234,133
Gerdau SA, PFC Shares	227,900	314,444
Gol Linhas Aereas Inteligentes SA, PFC Shares	242,400	224,393
Hypermarcas SA(1)	88,100	339,556
Itau Unibanco Holding SA ADR, PFC Shares	149,976	992,841
Itau Unibanco Holding SA, PFC Shares	963,305	6,441,472
Itausa-Investimentos Itau SA, PFC Shares	2,247,293	4,047,338
JBS SA	444,227	1,882,460
Klabin SA	255,400	1,409,548
Klabin SA, PFC Shares	981,500	1,052,182
Kroton Educacional SA	1,111,932	2,162,441
Light SA	123,900	360,965
Localiza Rent a Car SA	295,025	1,818,744
Lojas Americanas SA, PFC Shares	804,242	3,286,346
Lojas Renner SA	575,500	2,671,005
Marcopolo SA, PFC Shares	786,900	317,579
MRV Engenharia e Participacoes SA	553,800	850,711
Multiplus SA	91,200	735,443
Natura Cosmeticos SA	82,900	407,756
Odontoprev SA	579,500	1,395,945
Oi SA ADR(1)	315,800	213,481
Oi SA, PFC Shares(1)	888,684	625,408
PDG Realty SA Empreendimentos e Participacoes(1)	1,321,600	20,002
Petroleo Brasileiro SA(1)	275,200	592,813
Petroleo Brasileiro SA ADR(1)	187,400	689,632
Petroleo Brasileiro SA, PFC Shares(1)	2,589,800	4,729,512
Prumo Logistica SA(1)	828,800	123,343
Qualicorp SA	577,500	2,161,710
Randon SA Implementos e Participacoes, PFC Shares	198,512	145,711
Rumo Logistica Operadora Multimodal SA(1)	6,160	9,338
Souza Cruz SA	198,800	1,343,887
Suzano Papel e Celulose SA, PFC Shares	371,100	1,805,655
Telefonica Brasil SA ADR	298,900	2,728,957
Telefonica Brasil SA, PFC Shares	214,905	1,987,783
Tim Participacoes SA	1,725,444	3,268,529
Totvs SA	238,900	1,816,231
Tractebel Energia SA	222,400	1,893,864
Transmissora Alianca de Energia Electrica SA	166,500	800,897
Ultrapar Participacoes SA	333,048	5,611,706
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	226,900	191,730
Vale SA ADR, PFC Shares	337,600	1,130,960
Vale SA, PFC Shares	1,863,092	6,259,651
Weg SA	903,920	3,522,655

		$139,968,162

Bulgaria — 0.1%
Albena Invest Holding PLC	19,550	$66,510
Bulgartabak Holding	3,450	97,830
CB First Investment Bank AD(1)	54,000	65,839
Chimimport AD(1)	825,588	663,913
Corporate Commercial Bank AD(1)	19,900	7,958
Industrial Holding Bulgaria PLC(1)	576,865	289,575
Olovno Tzinkov Komplex AD(1)(2)	33,800	0
Petrol AD(1)	76,205	28,991
Sopharma AD(1)	303,500	458,287

		$1,678,903

Security	Shares	Value
Chile — 3.1%
AES Gener SA	2,989,659	$1,378,825
Aguas Andinas SA, Series A	3,986,694	2,073,435
Almendral SA	7,092,000	489,079
Antarchile SA, Series A	114,800	1,138,046
Banco de Chile	33,756,375	3,519,992
Banco de Chile ADR	21,054	1,322,191
Banco de Credito e Inversiones	80,120	3,274,740
Banco Santander Chile SA ADR	166,549	3,034,523
Banmedica SA	286,194	466,687
Besalco SA	823,600	268,603
Bupa Chile SA, PFC Shares	544,215	421,198
Cap SA	186,746	490,210
Cencosud SA	2,695,001	5,246,469
Cia Cervecerias Unidas SA ADR	142,500	3,156,375
Cia Sud Americana de Vapores SA(1)	10,829,733	318,963
Colbun SA	9,437,809	2,413,707
Corpbanca SA	222,749,200	1,964,959
Corpbanca SA ADR	56,666	755,358
E.CL SA	253,400	352,412
Embotelladora Andina SA, Series A ADR	25,100	426,072
Embotelladora Andina SA, Series A, PFC Shares	202,478	593,440
Embotelladora Andina SA, Series B ADR	49,672	1,030,694
Empresa Nacional de Electricidad SA ADR	119,159	4,231,336
Empresa Nacional de Telecomunicaciones SA	323,187	3,042,263
Empresas CMPC SA	2,309,849	5,940,261
Empresas Copec SA	1,098,567	9,959,209
Enersis SA	5,906,203	1,484,962
Enersis SA ADR	266,371	3,366,929
Forus SA	64,662	145,854
Inversiones Aguas Metropolitanas SA	687,000	951,477
Latam Airlines Group SA(1)	181,573	872,602
Latam Airlines Group SA ADR(1)	300,348	1,465,698
Latam Airlines Group SA BDR(1)	29,520	140,284
Masisa SA	5,792,050	158,108
Parque Arauco SA	1,251,724	2,148,865
Quinenco SA	490,001	985,585
Ripley Corp. SA	1,626,000	537,324
S.A.C.I. Falabella	1,591,442	9,864,844
Salfacorp SA	1,303,900	686,761
Sigdo Koppers SA	879,641	1,036,307
Sociedad Matriz SAAM SA	6,677,681	444,197
Sociedad Quimica y Minera de Chile SA, Series A	20,950	477,070
Sociedad Quimica y Minera de Chile SA, Series B ADR	196,100	2,851,294
Sonda SA	2,937,360	4,422,699
Vina Concha y Toro SA	146,373	242,492
Vina Concha y Toro SA ADR	26,701	886,473

		$90,478,872

China — 9.1%
Agile Property Holdings, Ltd.	486,000	$254,360
Agricultural Bank of China, Ltd., Class H	7,024,000	2,658,568
Air China, Ltd., Class H	1,770,000	1,415,655
Aluminum Corp. of China, Ltd., Class H(1)	2,306,000	720,353
Angang Steel Co., Ltd., Class H	1,148,000	464,190
Anhui Conch Cement Co., Ltd., Class H	1,014,000	2,997,891
ANTA Sports Products, Ltd.	887,000	2,308,235
Baidu, Inc. ADR(1)	39,900	5,482,659
Bank of China, Ltd., Class H	5,324,000	2,295,882
Bank of Communications, Ltd., Class H	2,201,300	1,534,402
BBMG Corp., Class H	1,134,500	785,835

Security	Shares	Value
Beijing Capital International Airport Co., Ltd., Class H	596,000	$558,636
Beijing Enterprises Holdings, Ltd.	223,500	1,347,868
Beijing Enterprises Water Group, Ltd.	916,000	644,303
BOE Technology Group Co., Ltd., Class B(1)	1,686,360	460,271
BYD Co., Ltd., Class H(1)	575,000	3,056,912
China Agri-Industries Holdings, Ltd.(1)	2,380,000	822,131
China Bluechemical, Ltd., Class H	1,348,000	363,694
China Cinda Asset Management Co., Ltd., Class H	3,202,000	1,113,470
China CITIC Bank Corp., Ltd., Class H(1)	2,727,000	1,591,475
China Coal Energy Co., Ltd., Class H	2,861,000	1,168,472
China Communications Construction Co., Ltd., Class H	1,677,000	2,075,840
China Communications Services Corp., Ltd., Class H	2,166,000	836,085
China Construction Bank Corp., Class H	6,290,580	4,197,905
China COSCO Holdings Co., Ltd., Class H(1)(2)	2,729,150	1,391,681
China Dongxiang (Group) Co., Ltd.	3,981,000	956,880
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	857,606
China Everbright International, Ltd.	1,156,000	1,632,976
China Everbright, Ltd.	456,000	1,047,293
China Gas Holdings, Ltd.	546,000	751,697
China High Speed Transmission Equipment Group Co., Ltd.(1)	672,000	659,312
China International Marine Containers Co., Ltd., Class B	413,812	729,268
China Life Insurance Co., Ltd., Class H	654,000	2,278,781
China Longyuan Power Group Corp., Ltd., Class H	2,413,000	2,609,853
China Mengniu Dairy Co., Ltd.	800,000	2,836,578
China Merchants Bank Co., Ltd., Class H	332,500	810,403
China Merchants Holdings (International) Co., Ltd.	790,000	2,332,526
China Merchants Property Development Co., Ltd., Class B	882,981	2,870,346
China Minsheng Banking Corp., Ltd., Class H	2,229,600	2,066,650
China Mobile, Ltd.	2,636,400	31,453,933
China National Building Material Co., Ltd., Class H	2,156,000	1,249,222
China Oilfield Services, Ltd., Class H	756,000	762,038
China Overseas Land & Investment, Ltd.	376,360	1,146,723
China Pacific Insurance (Group) Co., Ltd., Class H	532,000	1,984,544
China Petroleum & Chemical Corp., Class H	12,211,800	7,512,013
China Pharmaceutical Group, Ltd.	2,036,000	1,792,633
China Railway Construction Corp., Ltd., Class H	947,500	1,401,686
China Railway Group, Ltd., Class H	2,265,000	2,074,668
China Resources Enterprise, Ltd.	688,000	1,280,080
China Resources Land, Ltd.	655,111	1,546,925
China Resources Power Holdings Co., Ltd.	1,443,000	3,290,456
China Shenhua Energy Co., Ltd., Class H	1,654,500	2,545,415
China Shipping Container Lines Co., Ltd., Class H(1)(2)	3,803,000	1,220,878
China Shipping Development Co., Ltd., Class H(2)	1,778,000	1,007,603
China Southern Airlines Co., Ltd., Class H	2,064,500	1,518,190
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	866,903
China Telecom Corp., Ltd., Class H	8,226,000	3,964,275
China Travel International Investment Hong Kong, Ltd.	1,660,000	609,695
China Unicom (Hong Kong), Ltd.	2,590,290	3,291,977
China Vanke Co., Ltd., Class H	102,117	218,586
China Yurun Food Group, Ltd.(1)	926,000	212,266
Chongqing Changan Automobile Co., Ltd., Class B	1,301,443	2,198,939
CITIC, Ltd.	628,000	1,146,550
CNOOC, Ltd.	7,777,500	8,018,027
Cosco Pacific, Ltd.(2)	1,128,000	1,167,582
Country Garden Holdings Co., Ltd.	1,582,000	573,176
Ctrip.com International, Ltd. ADR(1)	81,800	5,168,124
Datang International Power Generation Co., Ltd., Class H	3,276,000	1,235,236
Dazhong Transportation Group Co., Ltd., Class B	633,875	577,005
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	2,196,124
Golden Eagle Retail Group, Ltd.	516,000	604,768
Great Wall Motor Co., Ltd., Class H	2,510,250	2,823,806

Security	Shares	Value
Guangdong Investment, Ltd.	2,088,000	$3,127,626
Guangzhou Automobile Group Co., Ltd., Class H	1,750,857	1,427,072
Guangzhou R&F Properties Co., Ltd., Class H	670,400	607,316
Hangzhou Steam Turbine Co., Ltd., Class B(2)	426,359	703,735
Hengan International Group Co., Ltd.	248,000	2,424,991
Huaneng Power International, Inc., Class H	3,084,000	3,347,262
Industrial & Commercial Bank of China, Ltd., Class H	6,334,000	3,659,176
Inner Mongolia Eerduosi Resources Co., Ltd., Class B	392,000	332,672
Inner Mongolia Yitai Coal Co., Ltd., Class B	424,000	347,118
Jiangsu Expressway Co., Ltd., Class H	796,000	1,022,733
Jiangxi Copper Co., Ltd., Class H	1,055,000	1,291,879
Kingboard Chemical Holdings, Ltd.	421,200	515,580
Kunlun Energy Co., Ltd.	1,678,000	1,205,694
Lee & Man Paper Manufacturing, Ltd.	876,000	445,681
Lenovo Group, Ltd.	2,596,000	2,194,627
Li Ning Co., Ltd.(1)	1,892,312	834,329
Lonking Holdings, Ltd.	2,438,000	325,904
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	303,454
Mindray Medical International, Ltd. ADR	83,200	1,819,584
NetEase, Inc. ADR	22,000	2,642,640
New Oriental Education & Technology Group, Inc. ADR	181,200	3,662,052
Nine Dragons Paper Holdings, Ltd.	1,412,000	736,468
Parkson Retail Group, Ltd.	1,024,000	136,370
PetroChina Co., Ltd., Class H	10,100,300	7,020,778
PICC Property & Casualty Co., Ltd., Class H	1,168,000	2,293,830
Ping An Insurance (Group) Co. of China, Ltd., Class H	634,000	3,172,217
Poly Property Group Co., Ltd.	970,000	268,226
Qingling Motors Co., Ltd., Class H	1,448,966	483,156
Semiconductor Manufacturing International Corp.(1)	12,412,000	1,142,918
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,712,000	1,089,768
Shanghai Diesel Engine Co., Ltd., Class B	854,400	587,485
Shanghai Electric Group Co., Ltd., Class H	1,644,000	901,520
Shanghai Haixin Group Co., Ltd., Class B	545,000	326,300
Shanghai Industrial Holdings, Ltd.	291,000	645,584
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B(2)	574,800	1,168,568
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	421,148
Shimao Property Holdings, Ltd.	532,000	805,324
Sihuan Pharmaceutical Holdings Group, Ltd.(2)	5,255,000	1,495,123
SINA Corp.(1)	25,700	1,031,084
Sino Biopharmaceutical, Ltd.	2,360,000	2,916,389
Sino-Ocean Land Holdings, Ltd.	1,370,500	741,120
Sinopec Oilfield Service Corp., Class H(1)	4,801,500	1,561,578
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	3,136,000	1,206,572
Sinopharm Group Co., Ltd., Class H	975,600	3,437,855
Sohu.com, Inc.(1)	8,700	359,310
Tencent Holdings, Ltd.	1,372,700	23,174,833
Tingyi (Cayman Islands) Holding Corp.	1,184,000	1,894,361
Travelsky Technology, Ltd., Class H	1,218,000	1,548,384
Tsingtao Brewery Co., Ltd., Class H	874,000	3,855,586
Want Want China Holdings, Ltd.	3,531,000	2,894,771
Weichai Power Co., Ltd., Class H	453,600	423,792
Wumart Stores, Inc., Class H(1)	832,000	336,285
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,320,943
Yantai Changyu Pioneer Wine Co., Ltd., Class B	135,132	416,252
Yanzhou Coal Mining Co., Ltd., Class H	1,488,000	662,213
Zhejiang Expressway Co., Ltd., Class H	870,000	958,239
Zhuzhou CSR Times Electric Co., Ltd., Class H	288,000	2,150,530
Zijin Mining Group Co., Ltd., Class H	3,148,000	829,939
ZTE Corp., Class H	708,739	1,626,615

		$267,929,547

Security	Shares	Value
Colombia — 1.4%
Almacenes Exito SA	569,955	$2,447,565
Avianca Holdings SA, PFC Shares	614,449	367,140
Banco Davivienda SA, PFC Shares	190,600	1,480,206
Banco de Bogota SA	69,328	1,324,679
Bancolombia SA	86,292	662,881
Bancolombia SA ADR, PFC Shares	127,200	4,095,840
Bolsa de Valores de Colombia	85,691,900	457,903
Celsia SA ESP	833,260	963,383
Cementos Argos SA	509,458	1,557,509
Cementos Argos SA, PFC Shares	190,626	555,616
Cemex Latam Holdings SA(1)	266,452	1,061,388
Corporacion Financiera Colombiana SA	154,506	1,900,424
Ecopetrol SA	4,549,600	1,959,634
Ecopetrol SA ADR	425,800	3,661,880
Empresa de Energia de Bogota SA	2,602,208	1,466,363
Empresa de Telecommunicaciones de Bogota SA	2,267,738	420,087
Fabricato SA(1)	34,115,900	162,967
Grupo Argos SA	466,160	2,702,329
Grupo Argos SA, PFC Shares	147,122	823,325
Grupo Aval Acciones y Valores SA	1,723,100	655,690
Grupo Aval Acciones y Valores SA, PFC Shares	3,247,601	1,235,807
Grupo de Inversiones Suramericana SA	365,800	4,250,561
Grupo Nutresa SA	414,015	2,786,197
Grupo Odinsa SA(1)	53,817	156,860
Interconexion Electrica SA	945,400	2,189,131
ISAGEN SA ESP	2,021,151	1,885,130
Organizacion Terpel SA	13,768	62,424

		$41,292,919

Croatia — 0.8%
AD Plastik DD(1)	51,587	$738,749
Adris Grupa DD, PFC Shares	45,976	2,303,242
Atlantic Grupa DD	16,581	2,035,016
Atlantska Plovidba DD(1)	15,437	418,693
Ericsson Nikola Tesla DD	5,610	861,604
Hrvatski Telekom DD	376,984	7,776,443
Koncar-Elektroindustrija DD	7,227	713,887
Kras DD	3,067	206,236
Ledo DD	1,749	2,173,539
Petrokemija DD(1)	17,450	41,368
Podravka Prehrambena Industrija DD(1)	55,523	2,644,177
Privredna Banka Zagreb DD	3,310	290,745
Valamar Riviera DD	685,752	2,206,563
Zagrebacka Banka DD	30,550	165,166

		$22,575,428

Czech Republic — 1.4%
CEZ AS	716,870	$14,910,890
Komercni Banka AS	84,191	18,247,696
New World Resources PLC, Class A(1)	860,500	6,020
Pegas Nonwovens SA	48,000	1,696,566
Philip Morris CR AS	6,810	3,218,175
Unipetrol AS(1)	500,500	3,198,109

		$41,277,456

Egypt — 1.5%
Alexandria Mineral Oils Co.	121,900	$543,773
Arab Cotton Ginning	1,880,400	650,652
Citadel Capital SAE(1)	1,600,000	330,388
Commercial International Bank Egypt SAE	1,828,235	12,322,742

Security	Shares	Value
Eastern Tobacco	97,097	$2,661,723
Egypt Kuwait Holding Co. SAE	1,277,058	729,519
Egyptian Financial & Industrial Co.	137,064	118,198
Egyptian Financial Group-Hermes Holding Co.(1)	1,822,174	1,870,076
Egyptian International Pharmaceuticals EIPICO	153,932	1,550,841
Egyptian Resorts Co.(1)	4,213,900	502,571
El Ezz Aldekhela Steel Alexandria	4,750	233,315
ElSewedy Electric Co.(1)	384,121	2,106,185
Ezz Steel(1)	1,677,500	1,953,069
Ghabbour Auto(1)	345,862	136,753
Global Telecom Holding SAE(1)	9,908,210	2,380,961
Juhayna Food Industries	2,665,536	2,737,594
Maridive & Oil Services SAE(1)	787,652	244,517
Medinet Nasr for Housing and Development SAE(1)	460,182	1,297,638
Misr Cement (Qena)	18,251	197,995
Nile Cotton Ginning Co.(1)(2)	125,000	0
Orascom Telecom Media and Technology Holding SAE(1)	13,585,310	1,200,559
Oriental Weavers Co.	1,278,405	1,669,476
Pioneers Holding(1)	734,900	705,687
Sidi Kerir Petrochemicals Co.	957,400	1,575,446
Six of October Development & Investment Co.(1)	275,153	310,925
South Valley Cement(1)	485,000	247,019
Suez Cement Co.	138,000	529,504
Talaat Moustafa Group	3,963,160	3,427,015
Telecom Egypt	1,449,600	1,285,851

		$43,519,992

Estonia — 0.3%
AS Baltika(1)	226,000	$78,337
AS Merko Ehitus	75,000	650,060
AS Tallink Grupp	5,354,470	4,683,270
AS Tallinna Kaubamaja Grupp	202,800	1,372,725
AS Tallinna Vesi	35,235	542,645
Nordecon AS	223,282	249,353
Olympic Entertainment Group AS	803,899	1,599,056

		$9,175,446

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	5,176,100	$82,818
CAL Bank, Ltd.	4,406,554	987,605
Ghana Commercial Bank, Ltd.	1,384,370	1,369,091
Produce Buying Co., Ltd.(1)	650,000	16,496
Societe Generale Ghana, Ltd.(1)	814,000	173,493
Standard Chartered Bank of Ghana, Ltd.	242,700	1,052,233
Total Petroleum Ghana, Ltd.	20,964	29,976
Unilever Ghana, Ltd.(1)	249,000	511,876

		$4,223,588

Greece — 1.4%
Aegean Airlines SA	64,124	$479,831
Aegean Marine Petroleum Network, Inc.	90,611	610,718
Alpha Bank AE(1)	5,433,694	651,872
Athens Water Supply & Sewage Co. SA (The)	227,849	1,456,783
Costamare, Inc.	108,479	1,331,037
Diana Shipping, Inc.(1)	190,420	1,233,922
DryShips, Inc.(1)	1,438,000	242,734
Ellaktor SA(1)	292,801	499,833
Eurobank Ergasias SA(1)	11,975,587	296,601
FF Group	63,075	1,281,214
GasLog, Ltd.	111,416	1,071,822
GEK Terna Holding Real Estate Construction SA(1)	120,661	227,328
Hellenic Exchanges - Athens Stock Exchange SA	114,224	633,027

Security	Shares	Value
Hellenic Petroleum SA	132,875	$799,461
Hellenic Telecommunications Organization SA	777,120	6,828,278
Intralot SA(1)	260,400	495,010
JUMBO SA	198,150	1,745,100
Marfin Investment Group Holdings SA(1)	485,263	40,748
Metka SA	43,400	357,783
Motor Oil (Hellas) Corinth Refineries SA(1)	170,500	2,060,298
Mytilineos Holdings SA	452,870	2,357,358
National Bank of Greece SA(1)	1,894,449	814,190
Navios Maritime Acquisition Corp.	191,284	673,320
Navios Maritime Holdings, Inc.	87,850	218,747
OPAP SA	402,600	3,649,300
Public Power Corp. SA	914,808	4,791,503
StealthGas, Inc.(1)	81,587	366,326
Terna Energy SA	126,318	386,973
Titan Cement Co. SA	220,407	5,018,595
Tsakos Energy Navigation, Ltd.	201,900	1,641,447
Viohalco SA(1)	184,517	468,205

		$42,729,364

Hungary — 1.6%
Magyar Telekom Telecommunications PLC(1)	4,030,434	$5,612,283
Magyar Telekom Telecommunications PLC ADR(1)	37,300	263,711
MOL Hungarian Oil & Gas Rt.	221,545	9,654,621
OTP Bank Rt.	916,700	17,695,669
Richter Gedeon Nyrt.	813,720	12,936,915

		$46,163,199

India — 6.3%
ABB India, Ltd.	33,400	$542,601
ACC, Ltd.	54,200	1,119,352
Adani Enterprises, Ltd.	119,200	147,381
Adani Ports and Special Economic Zone, Ltd.	719,546	3,287,069
Adani Power, Ltd.(1)	518,864	196,056
Aditya Birla Nuvo, Ltd.	26,506	868,983
Ambuja Cements, Ltd.	566,900	1,780,708
Apollo Hospitals Enterprise, Ltd.	61,400	1,347,816
Ashok Leyland, Ltd.	820,626	1,161,338
Asian Paints, Ltd.	243,000	3,119,603
Axis Bank, Ltd.	353,900	2,695,519
Bajaj Auto, Ltd.	42,600	1,508,381
Bajaj Holdings & Investment, Ltd.	11,100	266,337
Balrampur Chini Mills, Ltd.(1)	262,700	210,850
Bharat Forge, Ltd.	43,136	599,017
Bharat Heavy Electricals, Ltd.	370,300	1,167,650
Bharat Petroleum Corp., Ltd.	134,400	1,740,736
Bharti Airtel, Ltd.	1,940,801	10,012,418
Biocon, Ltd.	78,400	532,207
Bosch, Ltd.	3,900	1,153,351
Cairn India, Ltd.	157,100	371,711
Century Textiles & Industries, Ltd.	50,000	397,412
Cipla, Ltd.	207,400	2,015,809
Coal India, Ltd.	372,500	1,848,162
Colgate-Palmolive (India), Ltd.	46,200	679,343
Container Corp. of India, Ltd.	69,900	1,568,534
Cummins India, Ltd.	79,700	1,319,266
Dabur India, Ltd.	278,000	1,170,074
Divi’s Laboratories, Ltd.	24,900	425,845
Divi’s Laboratories, Ltd.(1)	24,900	424,863
Dr. Reddy’s Laboratories, Ltd.	24,300	1,544,461
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	1,712,788

Security	Shares	Value
Essar Oil, Ltd.(1)	318,500	$962,466
GAIL (India), Ltd.	418,540	1,949,445
GAIL (India), Ltd. GDR(3)	25,050	683,559
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	411,756
Glenmark Pharmaceuticals, Ltd.	114,000	1,829,256
Grasim Industries, Ltd. GDR(3)	13,300	713,374
Great Eastern Shipping Co., Ltd. (The)	56,700	319,580
HCL Technologies, Ltd.	221,600	3,332,999
HDFC Bank, Ltd.	251,500	4,939,604
Hero MotoCorp, Ltd.	51,542	1,885,941
Hindalco Industries, Ltd.	436,910	476,428
Hindustan Petroleum Corp., Ltd.	98,600	1,156,429
Hindustan Unilever, Ltd.	588,309	7,321,208
Hindustan Zinc, Ltd.	244,148	517,919
Housing Development Finance Corp., Ltd.	390,318	7,227,148
ICICI Bank, Ltd.	532,035	2,192,741
Idea Cellular, Ltd.	1,449,679	3,290,027
IDFC, Ltd.	179,200	388,947
Indian Hotels Co., Ltd.(1)	173,820	227,484
Indian Oil Corp., Ltd.	221,900	1,362,903
Infosys, Ltd.	565,653	9,992,039
ITC, Ltd.	1,223,800	6,140,184
Jindal Steel & Power, Ltd.(1)	90,000	83,349
JSW Energy, Ltd.	1,158,270	1,663,541
JSW Steel, Ltd.	60,200	804,908
Kotak Mahindra Bank, Ltd.	321,400	3,181,312
Larsen & Toubro, Ltd.	112,578	2,521,392
Larsen & Toubro, Ltd. GDR(3)	72,000	1,606,141
LIC Housing Finance, Ltd.	62,800	449,977
Lupin, Ltd.	97,200	3,019,184
Mahindra & Mahindra, Ltd.	167,400	3,226,897
Maruti Suzuki India, Ltd.	50,500	3,605,980
Mphasis, Ltd.	37,500	235,292
Nestle India, Ltd.	12,100	1,175,027
NHPC, Ltd.	1,887,800	476,531
NTPC, Ltd.	2,100,300	3,967,120
Oil & Natural Gas Corp., Ltd.	1,053,842	3,701,421
Oracle Financial Services Software, Ltd.	4,000	239,445
Petronet LNG, Ltd.	216,300	588,326
Piramal Enterprises, Ltd.	41,782	551,657
Power Grid Corporation of India, Ltd.	1,419,700	2,877,624
Reliance Communications, Ltd.(1)	1,408,559	1,454,014
Reliance Industries, Ltd.	702,180	9,237,572
Reliance Industries, Ltd. GDR(4)	42,816	1,125,323
Reliance Infrastructure, Ltd.	171,400	909,682
Reliance Power, Ltd.(1)	546,400	361,045
Siemens, Ltd.	72,300	1,466,833
State Bank of India GDR(3)	49,600	1,806,214
Steel Authority of India, Ltd.	60,000	47,143
Sun Pharmaceutical Industries, Ltd.	516,800	6,859,032
Tata Chemicals, Ltd.	58,600	342,904
Tata Communications, Ltd.	47,000	298,037
Tata Consultancy Services, Ltd.	151,409	5,978,040
Tata Global Beverages, Ltd.	156,000	303,905
Tata Motors, Ltd.(1)	542,926	2,464,776
Tata Motors, Ltd. ADR(1)	19,800	445,500
Tata Power Co., Ltd.	1,002,648	996,692
Tata Steel, Ltd.	149,900	489,680
Tech Mahindra, Ltd.	143,648	1,226,580
Titan Co., Ltd.	248,000	1,202,359
UltraTech Cement, Ltd.	58,091	2,374,050

Security	Shares	Value
United Spirits, Ltd.(1)	21,533	$1,014,195
UPL, Ltd.	237,900	1,669,954
Vedanta, Ltd.	499,740	653,045
Voltas, Ltd.	224,100	920,438
Wipro, Ltd.	291,229	2,660,865
Zee Entertainment Enterprises, Ltd.	413,300	2,476,776

		$187,016,856

Indonesia — 2.6%
Adaro Energy Tbk PT	28,006,600	$1,027,064
AKR Corporindo Tbk PT	4,660,500	1,866,356
Aneka Tambang Persero Tbk PT(1)	8,587,500	285,835
Astra Argo Lestari Tbk PT	654,000	811,331
Astra International Tbk PT	16,668,000	5,970,275
Bank Central Asia Tbk PT	10,623,000	8,918,821
Bank Danamon Indonesia Tbk PT	3,237,181	640,689
Bank Mandiri Tbk PT	7,808,000	4,235,443
Bank Negara Indonesia Persero Tbk PT	7,849,000	2,223,580
Bank Pan Indonesia Tbk PT(1)	6,253,772	378,528
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,872,000	78,818
Bank Rakyat Indonesia Tbk PT	9,392,000	5,560,963
Charoen Pokphand Indonesia Tbk PT	4,000,700	547,814
Gudang Garam Tbk PT	498,500	1,431,040
Hanson International Tbk PT(1)	17,636,400	837,639
Indah Kiat Pulp & Paper Corp. Tbk PT	3,326,500	179,497
Indo Tambangraya Megah Tbk PT	1,269,200	859,735
Indocement Tunggal Prakarsa Tbk PT	2,045,500	2,303,246
Indofood CBP Sukses Makmur Tbk PT	1,273,000	1,079,519
Indofood Sukses Makmur Tbk PT	4,544,500	1,710,298
Indosat Tbk PT(1)	1,322,500	338,883
Jasa Marga (Persero) Tbk PT	3,247,500	1,072,971
Kalbe Farma Tbk PT	45,305,200	4,262,902
Lippo Karawaci Tbk PT	26,506,000	2,047,479
Matahari Putra Prima Tbk PT	5,148,000	676,165
Medco Energi Internasional Tbk PT	698,500	54,756
Pembangunan Perumahan Persero Tbk PT	4,793,000	1,137,251
Perusahaan Gas Negara Tbk PT	19,152,100	3,314,084
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,099,000	673,596
Semen Indonesia Persero Tbk PT	4,703,500	2,908,934
Sigmagold Inti Perkasa Tbk PT(1)	27,503,000	831,733
Surya Semesta Internusa Tbk PT	3,178,000	146,714
Tambang Batubara Bukit Asam Tbk PT	2,159,900	831,837
Telekomunikasi Indonesia Tbk PT	58,725,800	10,605,947
Unilever Indonesia Tbk PT	1,100,700	2,859,212
United Tractors Tbk PT	3,148,000	3,768,503
Vale Indonesia Tbk PT	4,748,000	710,986
Wijaya Karya Persero Tbk PT	6,352,000	1,126,233

		$78,314,677

Jordan — 0.7%
Al Eqbal Co. for Investment PLC	23,341	$477,319
Alia The Royal Jordanian Airlines PLC(1)(2)	115,334	47,185
Arab Bank PLC	1,104,588	9,995,798
Arab Potash Co. PLC	71,074	2,139,322
Bank of Jordan	262,189	910,056
Cairo Amman Bank	86,860	282,220
Capital Bank of Jordan	607,125	960,954
Jordan Ahli Bank	271,280	455,566
Jordan Islamic Bank	120,628	582,446
Jordan Petroleum Refinery	344,825	2,064,238
Jordan Phosphate Mines(1)	84,500	654,558

Security	Shares	Value
Jordan Steel(1)	269,400	$194,037
Jordan Telecommunications Co.	278,100	831,993
Jordanian Electric Power Co.	538,376	1,604,942
Union Land Development(1)	31,493	86,193

		$21,286,827

Kazakhstan — 0.5%
Halyk Savings Bank of Kazakhstan JSC GDR(3)	716,100	$4,238,604
KAZ Minerals PLC(1)	2,233,589	2,864,591
Kazkommertsbank JSC GDR(1)(3)	284,200	822,059
KazMunaiGas Exploration Production GDR(3)	632,226	3,801,827
Kcell JSC GDR(3)	544,503	2,840,960
Nostrum Oil & Gas PLC	178,200	1,245,260

		$15,813,301

Kenya — 0.8%
ARM Cement, Ltd.	1,677,000	$696,367
Bamburi Cement Co., Ltd.	460,041	738,550
Barclays Bank of Kenya, Ltd.	5,636,820	710,847
Centum Investment Co., Ltd.(1)	977,680	490,315
Co-operative Bank of Kenya, Ltd. (The)	5,182,660	898,976
East African Breweries, Ltd.	1,888,140	5,040,817
Equity Group Holdings, Ltd.	6,403,000	2,784,295
KenolKobil, Ltd.	3,831,500	325,709
Kenya Airways, Ltd.(1)	2,398,400	128,200
Kenya Commercial Bank, Ltd.	5,752,360	2,586,138
Kenya Electricity Generating Co., Ltd.	1,875,100	149,573
Kenya Power & Lighting, Ltd.	6,785,493	1,007,363
Nation Media Group, Ltd.	442,376	615,001
NIC Bank, Ltd.	852,975	350,472
Safaricom, Ltd.	37,732,500	5,471,293
Standard Chartered Bank Kenya, Ltd.	250,721	572,481

		$22,566,397

Kuwait — 1.5%
Abyaar Real Estate Development Co. KSC(1)	1,440,000	$143,266
Agility Public Warehousing Co. KSC	1,807,548	3,352,197
Ahli United Bank	278,810	498,771
Al Ahli Bank of Kuwait KSCP	122,180	137,602
Al-Mazaya Holding Co.	551,200	189,972
Boubyan Petrochemicals Co.	2,067,187	3,690,192
Burgan Bank SAK	921,028	1,173,383
Combined Group Contracting Co. KSC	137,658	350,795
Commercial Bank of Kuwait KSCP	937,950	1,862,903
Commercial Real Estate Co. KSCC	2,487,729	677,176
Gulf Bank(1)	1,477,708	1,322,409
Gulf Cable & Electrical Industries Co. KSCP	165,000	234,789
Kuwait Finance House KSCP	2,643,406	4,993,519
Kuwait Food Co. (Americana) SAK	512,500	3,872,961
Kuwait International Bank	818,000	617,540
Kuwait Pipes Industries & Oil Services Co.(1)(2)	800,000	0
Kuwait Portland Cement Co. KSC	202,125	763,527
Kuwait Projects Co. Holdings KSC	964,872	1,886,594
Kuwait Real Estate Co. KSC	1,720,000	347,846
Mabanee Co. SAK	961,253	2,739,403
Mobile Telecommunications Co.	4,387,600	5,739,730
National Bank of Kuwait SAK	2,557,243	6,861,431
National Industries Group Holding SAK	3,619,875	1,749,957
National Investment Co.	645,000	239,521
National Real Estate Co.(1)	659,614	164,135
Qurain Petrochemical Industries Co. KSC	1,460,000	870,407
Sultan Center Food Products Co.(1)	2,160,000	624,942

		$45,104,968

Security	Shares	Value
Latvia — 0.0%(5)
Grindeks	12,000	$71,243
Latvian Shipping Co.(1)	96,000	51,052

		$122,295

Lebanon — 0.2%
Banque Audi sal-Audi Saradar Group	246,610	$1,459,488
Byblos Bank	838,110	1,356,059
Solidere, Class A	281,364	2,874,453
Solidere, Class B	5,626	56,668

		$5,746,668

Lithuania — 0.1%
Apranga PVA	363,680	$1,090,077
Invalda Privatus Kapitalas AB(1)(2)	32,177	0
Klaipedos Nafta AB	1,576,663	653,329
Lesto AB	338,936	367,452
Panevezio Statybos Trestas	323,592	344,103
Pieno Zvaigzdes	94,000	144,875
Rokiskio Suris(1)	177,000	282,767
Siauliu Bankas	1,032,958	328,082

		$3,210,685

Malaysia — 3.0%
Aeon Co. (M) Bhd	1,017,000	$625,641
Affin Holdings Bhd	236,000	125,611
Airasia Bhd	1,089,900	317,880
Alliance Financial Group Bhd	330,800	252,414
AMMB Holdings Bhd	615,900	640,090
Axiata Group Bhd	2,284,475	3,017,559
Batu Kawan Bhd	100,300	383,112
Berjaya Corp. Bhd	2,498,100	216,275
Berjaya Sports Toto Bhd	465,569	326,286
Boustead Holdings Bhd	412,500	370,117
British American Tobacco Malaysia Bhd	109,600	1,504,932
Bumi Armada Bhd	3,144,800	663,844
Bursa Malaysia Bhd	224,600	411,968
CIMB Group Holdings Bhd	1,425,966	1,448,293
Datasonic Group Bhd	1,594,400	524,234
Dialog Group Bhd	4,501,050	1,643,500
Digi.com Bhd	1,538,000	1,941,787
Felda Global Ventures Holdings Bhd	1,136,300	388,131
Gamuda Bhd	1,983,700	1,980,875
Genting Bhd	1,560,000	2,583,102
Genting Malaysia Bhd	2,380,000	2,248,927
Genting Plantations Bhd	261,000	587,259
Globetronics Technology Bhd	90,100	128,154
Hartalega Holdings Bhd	443,000	488,712
Hong Leong Bank Bhd	256,700	768,074
Hong Leong Financial Group Bhd	136,200	434,586
IHH Healthcare Bhd	4,476,700	6,076,736
IJM Corp. Bhd	2,656,440	1,945,846
IOI Corp. Bhd	2,220,568	2,055,176
IOI Properties Group Bhd	842,484	380,224
KLCCP Stapled Group	250,000	398,395
KNM Group Bhd(1)	7,927,875	852,988
Kossan Rubber Industries	458,100	805,876
KPJ Healthcare Bhd	403,200	385,231
Kuala Lumpur Kepong Bhd	375,950	1,857,123
Kulim (Malaysia) Bhd	792,800	550,770
Lafarge Malaysia Bhd	895,660	1,834,029
Landmarks Bhd(1)	576,800	147,319

Security	Shares	Value
Magnum Bhd	617,940	$360,046
Malayan Banking Bhd	1,462,286	2,852,710
Malaysia Airports Holdings Bhd	200,000	239,334
Malaysian Resources Corp. Bhd	1,861,700	499,777
Maxis Bhd	1,255,300	1,872,639
Media Prima Bhd	567,300	154,760
MISC Bhd	638,440	1,281,202
MMC Corp. Bhd	662,000	320,163
Muhibbah Engineering (M) Bhd	1,581,000	730,018
My EG Services Bhd	2,962,200	1,898,492
Parkson Holdings Bhd(1)	713,599	196,460
Petronas Chemicals Group Bhd	3,733,300	5,220,783
Petronas Dagangan Bhd	526,600	2,619,903
Petronas Gas Bhd	268,500	1,345,627
PPB Group Bhd	357,300	1,254,948
Press Metal Bhd	930,000	436,830
Public Bank Bhd	706,298	2,816,313
RHB Capital Bhd	497,700	674,536
Sapurakencana Petroleum Bhd	6,435,352	2,762,271
Silverlake Axis, Ltd.	1,586,300	641,170
Sime Darby Bhd	3,012,009	5,334,514
Sunway Bhd	378,040	271,111
Sunway Construction Group Bhd(1)	37,804	10,062
Sunway Real Estate Investment Trust	1,028,200	362,680
Supermax Corp. Bhd	1,466,700	677,514
Ta Ann Holdings Bhd	355,899	300,096
Tan Chong Motor Holdings Bhd	219,000	119,579
Telekom Malaysia Bhd	1,020,100	1,551,388
Tenaga Nasional Bhd	2,057,631	5,627,695
Top Glove Corp. Bhd	210,000	385,455
UEM Sunrise Bhd	1,112,200	311,412
UMW Holdings Bhd	549,600	939,750
UMW Oil & Gas Corp. Bhd	1,133,700	302,562
Unisem (M) Bhd	3,101,700	1,435,238
Wah Seong Corp. Bhd	697,402	192,470
WCT Holdings Bhd	828,798	259,045
YTL Corp. Bhd	2,626,518	956,520
YTL Power International Bhd	1,597,363	585,690

		$89,111,839

Mauritius — 0.8%
Alteo, Ltd.	352,391	$338,205
CIEL, Ltd.	2,019,231	381,876
CIM Financial Services, Ltd.	1,742,485	406,669
ENL Land, Ltd.(1)	484,800	656,813
Ireland Blyth, Ltd.	64,209	206,186
LUX Island Resorts, Ltd.	931,480	1,643,773
MCB Group, Ltd.	2,019,106	11,874,111
New Mauritius Hotels, Ltd.(1)	4,357,728	2,191,124
Rogers & Co., Ltd.	608,300	497,499
SBM Holdings, Ltd.	174,116,462	4,083,395
Terra Mauricia, Ltd.	1,146,500	954,637
United Basalt Products, Ltd.	187,150	423,297

		$23,657,585

Mexico — 6.1%
Alfa SAB de CV, Series A	6,780,920	$13,188,877
Alsea SAB de CV	1,445,200	4,265,096
America Movil SAB de CV, Series L	36,246,590	30,125,265
Arca Continental SAB de CV	486,600	2,740,289
Bolsa Mexicana de Valores SAB de CV	915,200	1,435,744

Security	Shares	Value
Cemex SAB de CV, Series CPO(1)	13,509,355	$9,429,833
Coca-Cola Femsa SAB de CV, Series L	286,300	1,990,648
El Puerto de Liverpool SAB de CV	175,681	2,280,697
Empresas ICA SAB de CV(1)	2,075,736	868,118
Fibra Uno Administracion SA de CV	1,366,700	2,822,347
Fomento Economico Mexicano SAB de CV, Series UBD	1,207,500	10,795,778
Genomma Lab Internacional SAB de CV(1)	2,065,500	1,700,794
Gentera SAB de CV	3,190,800	5,213,275
Gruma SAB de CV, Class B	98,200	1,350,585
Grupo Aeroportuario del Pacifico SAB de CV, Class B	347,800	3,024,366
Grupo Aeroportuario del Sureste SAB de CV, Class B	254,009	3,876,196
Grupo Bimbo SAB de CV, Series A(1)	1,747,108	4,422,313
Grupo Carso SAB de CV, Series A1	1,023,400	4,600,938
Grupo Comercial Chedraui SA de CV	208,900	544,960
Grupo Elektra SAB de CV	140,026	2,426,717
Grupo Financiero Banorte SAB de CV, Class O	2,608,000	12,792,466
Grupo Financiero Inbursa SAB de CV, Class O	4,395,216	9,081,680
Grupo Mexico SAB de CV, Series B	3,211,035	7,766,933
Grupo Televisa SAB, Series CPO	3,289,671	17,132,467
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	2,215,493
Industrias CH SAB de CV, Series B(1)	194,112	667,712
Industrias Penoles SAB de CV	137,229	1,876,895
Infraestructura Energetica Nova SAB de CV	115,500	472,798
Kimberly-Clark de Mexico SAB de CV, Class A	1,465,410	3,313,987
Mexichem SAB de CV	1,478,407	3,633,728
Minera Frisco SAB de CV(1)	873,200	456,102
Organizacion Soriana SAB de CV, Class B(1)	166,700	355,984
Promotora y Operadora de Infraestructura SAB de CV(1)	416,700	4,565,117
Ternium SA ADR	70,322	864,257
TV Azteca SAB de CV, Series CPO	1,018,565	160,875
Wal-Mart de Mexico SAB de CV, Series V	3,059,664	7,549,207

		$180,008,537

Morocco — 0.8%
Attijariwafa Bank	114,300	$3,932,474
Banque Centrale Populaire	97,200	2,171,625
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,830	218,056
BMCE Bank	89,576	1,979,170
Delta Holding SA	35,000	87,050
Douja Promotion Groupe Addoha SA	232,801	599,954
Holcim Maroc SA	6,422	1,368,397
Label Vie	3,700	475,718
Managem	7,900	747,760
Maroc Telecom	531,071	6,000,215
Samir(1)(2)	19,247	202,132
Societe Lafarge Ciments SA	11,351	1,882,691
Sonasid	5,872	327,919
Taqa Morocco	26,192	1,483,532
Wafa Assurance	2,881	1,076,949

		$22,553,642

Nigeria — 0.8%
Access Bank PLC	14,469,911	$378,185
Afriland Properties PLC(1)(2)	1,112,557	0
Ashaka Cem PLC	105	12
Dangote Cement PLC	2,191,891	1,981,421
Dangote Sugar Refinery PLC	4,385,654	145,628
Diamond Bank PLC	12,314,600	210,021
Ecobank Transnational, Inc.(1)	11,886,485	1,107,649
FBN Holdings PLC	27,727,599	866,897
FCMB Group PLC	21,258,724	250,883

Security	Shares	Value
Fidelity Bank PLC	15,112,844	$120,881
Flour Mills of Nigeria PLC	1,874,895	209,073
Forte Oil PLC	2,086,402	2,543,833
Guaranty Trust Bank PLC	20,343,994	2,452,762
Guiness Nigeria PLC	856,034	673,740
Lafarge Africa PLC	3,543,429	1,737,573
Lekoil, Ltd.(1)	1,110,205	357,363
Nestle Nigeria PLC	388,412	1,697,760
Nigerian Breweries PLC	4,077,383	2,986,659
Oando PLC	14,592,401	761,606
PZ Cussons Nigeria PLC	950,083	124,644
SEPLAT Petroleum Development Co. PLC(4)	728,540	783,153
Skye Bank PLC(1)	17,576,580	207,836
Stanbic IBTC Holdings PLC	1,857,245	208,936
Transnational Corp. of Nigeria PLC	21,270,832	245,351
UAC of Nigeria PLC	4,061,181	651,228
Unilever Nigeria PLC	2,074,728	484,280
United Bank for Africa PLC	25,390,531	537,385
Zenith Bank PLC	21,731,635	1,840,004

		$23,564,763

Oman — 0.8%
Al Anwar Ceramic Tiles Co.	166,191	$142,851
Al Maha Petroleum Products Marketing Co., LLC	36,500	187,815
Bank Dhofar SAOG	1,671,094	1,000,014
Bank Muscat SAOG	2,843,573	3,923,547
Bank Sohar SAOG	3,951,100	1,645,857
Dhofar International Development & Investment Holding SAOG	316,407	330,997
Galfar Engineering & Contracting SAOG(1)	1,569,283	377,080
HSBC Bank Oman SAOG	2,331,977	715,967
National Bank of Oman SAOG	2,310,358	1,752,039
Oman Cables Industry SAOG	112,400	549,569
Oman Cement Co. SAOG	956,735	1,096,139
Oman Flour Mills Co. SAOG	543,700	719,416
Oman Telecommunications Co. SAOG	1,247,060	5,268,043
Omani Qatari Telecommunications Co. SAOG	671,100	1,313,005
Ominvest	1,210,489	1,524,352
Raysut Cement Co. SAOG	523,326	1,499,534
Renaissance Services SAOG	1,561,017	646,624
Sembcorp Salalah Power & Water Co.	41,400	283,028
Shell Oman Marketing Co. SAOG	66,100	343,552

		$23,319,429

Pakistan — 0.7%
Adamjee Insurance Co., Ltd.	265,644	$132,099
Attock Petroleum, Ltd.	118,800	570,090
Bank Alfalah, Ltd.	664,394	159,091
D.G. Khan Cement Co., Ltd.	528,320	694,844
Engro Corp., Ltd.	449,816	1,284,678
Engro Foods, Ltd.(1)	231,200	326,923
Fauji Fertilizer Bin Qasim, Ltd.	841,000	483,872
Fauji Fertilizer Co., Ltd.	1,214,414	1,446,029
Habib Bank, Ltd.	265,733	500,945
Hub Power Co., Ltd.	3,400,900	3,200,350
Kot Addu Power Co., Ltd.	1,343,500	1,217,310
Lucky Cement, Ltd.	318,400	1,601,971
MCB Bank, Ltd.	1,725,325	3,762,897
Millat Tractors, Ltd.	54,329	324,700
National Bank of Pakistan	1,144,026	558,769
Nishat Mills, Ltd.	837,980	798,243
Oil & Gas Development Co., Ltd.	1,047,100	1,257,123

Security	Shares	Value
Pakistan Oil Fields, Ltd.	210,200	$596,025
Pakistan Petroleum, Ltd.	889,502	1,033,259
Pakistan State Oil Co., Ltd.	358,747	992,697
Pakistan Telecommunication Co., Ltd.	2,767,500	458,668
United Bank, Ltd.	371,925	519,753

		$21,920,336

Panama — 0.2%
Copa Holdings SA, Class A	170,300	$7,140,679

		$7,140,679

Peru — 1.4%
Alicorp SAA(1)	3,644,860	$5,728,394
Banco Continental SA	517,296	483,320
Cementos Pacasmayo SAA	382,900	456,073
Cia de Minas Buenaventura SA	82,880	474,362
Cia de Minas Buenaventura SA ADR	419,276	2,498,885
Cia Minera Milpo SA	963,264	533,441
Credicorp, Ltd.	114,496	12,177,795
Edegel SA	2,424,608	2,250,355
Ferreycorp SAA	4,563,937	1,779,093
Grana y Montero SAA	1,808,690	1,454,875
Intercorp Financial Services, Inc.	61,100	1,557,439
Luz del Sur SAA	185,800	571,949
Minsur SA	1,614,173	374,541
Refineria La Pampilla SA Relapasa(1)	681,460	29,516
Sociedad Minera Cerro Verde SAA(1)	47,600	761,600
Sociedad Minera el Brocal SA(1)	32,370	44,565
Southern Copper Corp.	404,355	10,804,366
Union Andina de Cementos SAA	278,400	161,064
Volcan Cia Minera SAA, Class B	4,997,478	584,428

		$42,726,061

Philippines — 3.0%
Aboitiz Equity Ventures, Inc.	3,304,400	$4,086,314
Aboitiz Power Corp.	3,996,400	3,698,201
Alliance Global Group, Inc.	4,258,400	1,399,068
Ayala Corp.	201,738	3,312,658
Ayala Land, Inc.	4,584,708	3,344,838
Ayala Land, Inc., PFC Shares(2)	3,534,608	0
Bank of the Philippine Islands	1,291,856	2,221,800
BDO Unibank, Inc.	1,170,320	2,595,508
Bloomberry Resorts Corp.	11,682,500	1,305,164
Cosco Capital, Inc.	1,868,100	271,183
D&L Industries, Inc.	3,610,400	773,157
DMCI Holdings, Inc.	2,556,500	699,151
Emperador, Inc.	3,420,000	512,229
Energy Development Corp.	16,975,650	2,000,864
Filinvest Land, Inc.	16,105,546	579,375
First Gen Corp.	2,648,860	1,255,577
First Philippine Holdings Corp.	403,650	566,853
Globe Telecom, Inc.	60,375	3,038,661
GMA Holdings, Inc. PDR	1,242,100	165,143
GT Capital Holdings, Inc.	54,000	1,464,820
International Container Terminal Services, Inc.	551,900	885,281
JG Summit Holding, Inc.	2,641,000	4,016,240
Jollibee Foods Corp.	1,191,420	4,923,542
Lopez Holdings Corp.	10,209,700	1,284,397
LT Group, Inc.	2,842,900	613,883
Manila Electric Co.	464,684	2,949,827
Manila Water Co.	1,474,000	683,971
Megaworld Corp.	10,700,000	1,001,601

Security	Shares	Value
Melco Crown Philippines Resorts Corp.(1)	5,609,200	$448,421
Metro Pacific Investments Corp.	10,567,300	1,126,534
Metropolitan Bank & Trust Co.	1,196,823	2,090,855
Nickel Asia Corp.	9,129,938	1,253,199
Pepsi-Cola Products Philippines, Inc.	1,198,000	105,062
Petron Corp.	3,768,200	561,412
Philex Mining Corp.	3,645,900	372,435
Philippine Long Distance Telephone Co.	188,575	8,842,792
Puregold Price Club, Inc.	1,403,900	931,034
Robinsons Land Corp.	1,290,000	786,309
Robinsons Retail Holdings, Inc.	841,690	1,316,557
San Miguel Corp.	484,300	502,920
Semirara Mining & Power Co.	1,211,910	3,530,919
SM Investments Corp.	279,290	5,323,804
SM Prime Holdings, Inc.	7,654,550	3,391,033
SSI Group, Inc.(1)	2,093,000	272,930
Travellers International Hotel Group, Inc.	3,644,200	260,848
Universal Robina Corp.	2,096,040	8,617,857
Vista Land & Lifescapes, Inc.	6,128,000	660,491

		$90,044,718

Poland — 3.0%
Agora SA(1)	64,445	$200,644
AmRest Holdings SE(1)	30,208	1,302,640
Asseco Poland SA	286,470	4,077,028
Bank Handlowy w Warszawie SA	44,485	947,929
Bank Millennium SA(1)	697,490	1,080,048
Bank Pekao SA	142,785	5,803,486
Boryszew SA	350,000	451,396
Budimex SA	50,276	2,648,729
CCC SA	45,300	1,956,752
Ciech SA(1)	19,100	365,032
Cyfrowy Polsat SA(1)	709,480	4,365,521
Eurocash SA	288,203	3,394,216
Getin Holding SA(1)	392,795	154,223
Getin Noble Bank SA(1)	1,591,418	360,720
Grupa Azoty SA(1)	6,800	158,590
Grupa Lotos SA(1)	176,940	1,301,355
Integer.pl SA(1)	3,251	103,572
Jastrzebska Spolka Weglowa SA(1)	164,577	494,334
KGHM Polska Miedz SA	287,171	6,203,316
KOPEX SA	104,700	152,415
KRUK SA	6,083	279,177
LPP SA	2,402	4,951,563
Lubelski Wegiel Bogdanka SA	43,100	643,780
mBank SA(1)	24,950	2,280,649
Netia SA	610,010	898,965
Orange Polska SA	2,339,445	4,472,405
Orbis SA	138,180	2,059,977
PGE SA	2,045,800	7,268,915
PKP Cargo SA	5,094	90,615
Polski Koncern Naftowy Orlen SA	502,664	8,776,380
Polskie Gornictwo Naftowe i Gazownictwo SA	2,342,566	4,026,968
Powszechna Kasa Oszczednosci Bank Polski SA(1)	968,082	7,506,571
Powszechny Zaklad Ubezpieczen SA	69,100	7,094,773
Tauron Polska Energia SA	2,765,200	2,388,445

		$88,261,129

Qatar — 1.5%
Al Meera Consumer Goods Co.	16,300	$1,119,595
Barwa Real Estate Co.	134,737	1,584,967

Security	Shares	Value
Doha Bank QSC	79,773	$1,100,970
Gulf International Services QSC	169,144	3,028,801
Industries Qatar	204,177	6,912,057
Masraf Al Rayan QSC	348,259	4,120,061
Ooredoo QSC	124,495	2,636,197
Qatar Electricity & Water Co. QSC	50,080	2,876,790
Qatar Gas Transport Co., Ltd.	496,791	3,042,065
Qatar Insurance Co.	60,875	1,556,285
Qatar International Islamic Bank	32,210	662,143
Qatar Islamic Bank	69,898	2,197,645
Qatar National Bank SAQ	136,786	7,050,245
Qatar National Cement Co. QSC	13,814	398,768
Qatar Navigation QSC	55,051	1,481,174
United Development Co. QSC	183,252	1,179,365
Vodafone Qatar QSC	694,900	2,596,808

		$43,543,936

Romania — 0.8%
Antibiotice SA	1,843,129	$266,880
Banca Transilvania(1)	17,560,272	10,177,638
BRD-Groupe Societe Generale SA(1)	1,373,534	3,617,678
OMV Petrom SA	43,591,503	3,697,019
Societatea Nationala de Gaze Naturale ROMGAZ SA	342,084	2,595,245
Societatea Nationala Nuclearelectrica SA	322,130	571,394
Transelectrica SA	140,400	923,669
Transgaz SA Medias	14,233	936,355

		$22,785,878

Russia — 6.0%
Aeroflot - Russian Airlines PJSC(1)	597,030	$324,299
AK Transneft OAO, PFC Shares	1,581	3,573,679
Alrosa PAO	1,517,000	1,333,643
CTC Media, Inc.	217,400	380,450
E.ON Russia JSC	4,102,000	179,245
Evraz PLC(1)	772,698	853,471
Federal Grid Co. Unified Energy System PJSC	1,285,220,600	1,160,574
Gazprom PAO ADR	4,879,367	19,685,118
Global Ports Investments PLC GDR(3)	30,769	128,234
Globaltrans Investment PLC GDR(1)(3)	143,453	576,333
Lenta, Ltd. GDR(1)(3)	206,121	1,543,923
Lukoil PJSC ADR	435,027	14,817,158
Magnit PJSC	107,265	19,181,422
Mail.ru Group, Ltd. GDR(1)(3)	271,939	4,740,175
MegaFon PJSC GDR(3)	118,415	1,443,673
MMC Norilsk Nickel PJSC ADR	872,917	12,542,906
Mobile TeleSystems PJSC	3,116,003	10,184,135
Mobile TeleSystems PJSC ADR	101,500	732,830
Moscow Exchange MICEX-RTS PJSC	1,549,210	1,899,408
Mosenergo PAO	12,772,962	158,107
NovaTek OAO GDR(3)	67,100	6,225,172
Novolipetsk Steel GDR(3)	130,402	1,494,848
PhosAgro OAO GDR(3)	77,473	1,071,887
PIK Group PJSC	113,450	332,501
PIK Group PJSC GDR(3)	100,000	290,587
Polymetal International PLC	367,589	3,163,546
Polyus Gold International, Ltd.	207,792	605,400
QIWI PLC ADR	72,100	1,162,252
Rosneft OAO GDR(3)	951,124	3,520,138
Rosseti PJSC(1)	78,782,500	512,578
Rostelecom PJSC	253,968	329,873
Rostelecom PJSC ADR	31,284	245,267

Security	Shares	Value
RusHydro PJSC	167,096,952	$1,553,989
Sberbank of Russia	14,163,930	16,361,240
Sberbank of Russia ADR	201,050	995,551
Sberbank of Russia, PFC Shares	862,200	765,104
Severstal PAO GDR(3)	353,123	3,747,045
Sistema JSFC	5,094,100	1,436,064
Sistema JSFC GDR(3)	166,806	1,152,663
Surgutneftegas OAO ADR	944,396	4,832,543
Surgutneftegas OAO ADR, PFC Shares	229,600	1,377,600
Surgutneftegas OAO, PFC Shares	4,026,217	2,409,605
Tatneft PAO ADR	220,918	6,195,152
VimpelCom, Ltd. ADR	976,630	4,018,832
VTB Bank PJSC GDR(3)	3,458,074	7,004,391
X5 Retail Group NV GDR(1)(3)	329,727	5,747,973
Yandex NV, Class A(1)	624,100	6,696,593

		$178,687,177

Slovenia — 0.8%
Cinkarna Celje DD	4,134	$397,087
Gorenje DD	120,554	673,537
KRKA DD	165,581	11,192,957
Luka Koper	34,436	897,709
Petrol	16,644	4,543,956
Pivovarna Lasko(1)	18,960	521,131
Sava Reinsurance Co.	58,474	828,909
Telekom Slovenije DD	27,595	2,251,476
Zavarovalnica Triglav DD	64,022	1,555,526

		$22,862,288

South Africa — 6.2%
AECI, Ltd.	108,017	$716,626
African Bank Investments, Ltd.(1)(2)	959,888	0
African Rainbow Minerals, Ltd.	33,300	124,976
Anglo American Platinum, Ltd.(1)	15,100	250,172
AngloGold Ashanti, Ltd.(1)	70,634	570,121
AngloGold Ashanti, Ltd. ADR(1)	79,199	648,640
Aspen Pharmacare Holdings, Ltd.	301,772	6,420,963
Assore, Ltd.	24,358	130,762
Astral Foods, Ltd.	26,100	328,180
Aveng, Ltd.(1)	697,596	181,008
AVI, Ltd.	228,000	1,442,386
Barclays Africa Group, Ltd.	203,773	2,505,542
Barloworld, Ltd.	463,800	2,531,050
Bidvest Group, Ltd. (The)	455,103	10,740,658
Capital Property Fund(1)	795,525	903,037
Clicks Group, Ltd.	218,200	1,416,070
DataTec, Ltd.	305,900	1,370,592
Discovery, Ltd.	221,254	2,201,275
Exxaro Resources, Ltd.	92,500	351,791
FirstRand, Ltd.	1,633,485	5,804,590
Foschini Group, Ltd. (The)	104,323	1,059,435
Gold Fields, Ltd.	255,380	672,244
Grindrod, Ltd.	350,600	373,945
Growthpoint Properties, Ltd.	942,500	1,746,263
Harmony Gold Mining Co., Ltd.(1)	38,100	23,594
Hosken Consolidated Investments, Ltd.	33,700	336,086
Hyprop Investments, Ltd.	65,400	569,644
Impala Platinum Holdings, Ltd.(1)	133,586	371,006
Imperial Holdings, Ltd.	130,900	1,604,980
Investec, Ltd.	156,600	1,198,551
JSE, Ltd.	45,700	426,139

Security	Shares	Value
Kumba Iron Ore, Ltd.	22,200	$126,249
Lewis Group, Ltd.	39,800	178,256
Liberty Holdings, Ltd.	67,700	618,543
Life Healthcare Group Holdings, Ltd.	709,548	1,825,288
Massmart Holdings, Ltd.	48,804	381,865
Mediclinic International, Ltd.	288,426	2,302,351
MMI Holdings, Ltd.	554,133	953,471
Mondi, Ltd.	134,531	2,820,758
Montauk Holdings, Ltd.(1)	40,451	30,851
Mr. Price Group, Ltd.	188,400	2,629,976
MTN Group, Ltd.	2,099,580	26,999,124
Murray & Roberts Holdings, Ltd.	689,700	582,869
Nampak, Ltd.	677,282	1,259,415
Naspers, Ltd., Class N	153,976	19,297,363
Nedbank Group, Ltd.	141,600	2,248,690
Netcare, Ltd.	659,100	1,730,600
Northam Platinum, Ltd.(1)	298,659	583,165
Pick’n Pay Holdings, Ltd.	125,270	255,595
Pick’n Pay Stores, Ltd.	152,660	732,238
PPC, Ltd.	68,814	85,000
Redefine Properties, Ltd.	1,959,096	1,655,959
Remgro, Ltd.	299,505	5,462,595
Reunert, Ltd.	401,800	1,768,444
RMB Holdings, Ltd.	520,200	2,480,060
RMI Holdings	449,000	1,344,543
Sanlam, Ltd.	1,154,590	4,992,989
Santam, Ltd.	27,610	450,933
Sappi, Ltd.(1)	593,587	1,822,875
Sasol, Ltd.	446,059	12,495,328
Shoprite Holdings, Ltd.	419,647	4,765,875
Sibanye Gold, Ltd.	1,052,080	1,195,956
Spar Group, Ltd.	79,260	1,060,366
Standard Bank Group, Ltd.	784,949	7,664,388
Steinhoff International Holdings, Ltd.	1,020,600	6,266,934
Sun International, Ltd.	33,860	213,225
Telkom SA SOC, Ltd.	333,000	1,601,025
Tiger Brands, Ltd.	207,487	4,568,464
Tongaat-Hulett	25,322	197,665
Truworths International, Ltd.	299,341	1,839,450
Vodacom Group (Pty), Ltd.	444,200	4,418,523
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	890,923
Woolworths Holdings, Ltd.	355,542	2,488,354

		$182,306,867

South Korea — 6.5%
AMOREPACIFIC Corp.	15,130	$4,930,387
AMOREPACIFIC Group, Inc.	26,410	3,647,396
BNK Financial Group, Inc.	83,507	968,248
Bukwang Pharmaceutical Co., Ltd.	25,494	484,598
Cell Biotech Co., Ltd.	7,242	367,517
Celltrion, Inc.(1)	79,988	4,606,486
Chabiotech Co., Ltd.(1)	115,772	1,389,149
Cheil Worldwide, Inc.(1)	38,050	587,900
CJ CheilJedang Corp.	3,500	1,127,757
CJ Corp.	9,583	2,139,856
CJ Korea Express Co., Ltd.(1)	4,378	738,926
CJ O Shopping Co., Ltd.	1,122	175,675
Coway Co., Ltd.	15,560	1,101,043
Daelim Industrial Co., Ltd.	6,870	391,209
Daesang Corp.	29,700	774,467

Security	Shares	Value
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	$324,529
Daewoo Industrial Development Co., Ltd.(1)	3,501	4,135
Daewoo International Corp.	10,502	184,763
Daewoo Securities Co., Ltd.	86,759	879,005
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	19,880	107,525
DGB Financial Group Co., Ltd.	64,880	576,959
Dong-A ST Co., Ltd.	2,658	258,889
Dongbu Insurance Co., Ltd.	9,442	489,698
Doosan Corp.	4,600	431,326
Doosan Infracore Co., Ltd.(1)	15,860	88,443
E-Mart Co., Ltd.	8,311	1,621,598
Green Cross Corp.	2,863	453,742
GS Engineering & Construction Corp.(1)	35,833	747,089
GS Holdings Corp.	47,154	1,819,221
Hana Financial Group, Inc.	75,225	1,680,707
Hanjin Kal Corp.	8,977	191,180
Hanjin Transportation Co., Ltd.	10,500	422,570
Hankook Tire Co., Ltd.	27,617	924,537
Hanmi Pharmaceutical Co., Ltd.(1)	5,109	1,608,883
Hanmi Science Co., Ltd.(1)	22,382	2,645,087
Hanwha Chemical Corp.	65,820	1,206,948
Hanwha Corp.	27,900	918,950
Hanwha Techwin Co., Ltd.(1)	2,761	72,350
Hite-Jinro Co., Ltd.	2,660	51,234
Hotel Shilla Co., Ltd.	12,750	1,242,729
Hyosung Corp.	18,800	1,795,825
Hyundai Department Store Co., Ltd.	5,600	634,595
Hyundai Development Co.	26,580	1,227,415
Hyundai Engineering & Construction Co., Ltd.	26,794	777,082
Hyundai Glovis Co., Ltd.	11,450	2,170,289
Hyundai Heavy Industries Co., Ltd.(1)	2,393	195,940
Hyundai Marine & Fire Insurance Co., Ltd.	34,950	891,737
Hyundai Mobis Co., Ltd.	18,926	3,703,190
Hyundai Motor Co.	37,690	5,237,408
Hyundai Motor Co., Second PFC Shares	12,900	1,243,602
Hyundai Securities Co., Ltd.	48,800	314,516
Hyundai Steel Co.	49,615	2,162,644
Hyundai Wia Corp.	6,700	732,173
InBody Co., Ltd.	11,574	381,639
Industrial Bank of Korea	71,500	823,481
Kangwon Land, Inc.	36,658	1,310,207
KB Financial Group, Inc.	72,400	2,152,071
KB Financial Group, Inc. ADR	24,488	719,702
KB Insurance Co., Ltd.	23,590	470,613
KCC Corp.	1,710	597,411
Kia Motors Corp.	77,195	3,499,341
KIWOOM Securities Co., Ltd.	8,011	385,478
Korea Electric Power Corp.	288,007	11,874,204
Korea Gas Corp.	15,047	505,346
Korea Investment Holdings Co., Ltd.	15,600	806,847
Korea Zinc Co., Ltd.	7,500	2,949,277
Korean Air Lines Co., Ltd.(1)	18,577	492,372
Korean Reinsurance Co.	52,474	631,772
KT Corp.(1)	87,949	2,285,485
KT&G Corp.	49,980	4,706,379
Kumho Petrochemical Co., Ltd.	4,900	220,485
LG Chem, Ltd.	21,004	5,091,333
LG Corp.	45,183	2,326,253
LG Display Co., Ltd.	55,400	1,057,642

Security	Shares	Value
LG Electronics, Inc.	9,019	$348,391
LG Hausys, Ltd.	4,611	626,951
LG Household & Health Care, Ltd.	5,000	3,618,444
LG Life Sciences, Ltd.(1)	28,600	1,337,109
LG Uplus Corp.	278,220	2,847,809
Lotte Chemical Corp.	10,200	2,337,408
Lotte Shopping Co., Ltd.	4,500	1,087,584
LS Corp.	7,030	204,467
LS Industrial Systems Co., Ltd.	4,500	172,934
Macrogen, Inc.(1)	13,950	405,722
Medy-Tox, Inc.	5,201	1,881,393
Mirae Asset Securities Co., Ltd.	15,508	367,011
Naver Corp.	5,931	2,570,708
NCsoft Corp.	5,300	847,379
NH Investment & Securities Co., Ltd.	51,222	433,039
Nong Shim Co., Ltd.	1,100	340,458
OCI Co., Ltd.	1,020	71,356
ORION Corp.	1,200	955,605
Osstem Implant Co., Ltd.(1)	12,166	671,874
POSCO	23,524	3,326,176
S-Oil Corp.	24,372	1,296,883
S1 Corp.	10,130	798,181
Samsung C&T Corp.(1)	33,021	4,107,038
Samsung Card Co., Ltd.	22,360	684,700
Samsung Electro-Mechanics Co., Ltd.	16,480	898,200
Samsung Electronics Co., Ltd.	16,654	15,978,733
Samsung Fine Chemicals Co., Ltd.	10,800	367,637
Samsung Fire & Marine Insurance Co., Ltd.	12,263	2,895,810
Samsung Heavy Industries Co., Ltd.	9,500	99,067
Samsung Life Insurance Co., Ltd.	23,664	1,978,909
Samsung SDI Co., Ltd.	13,024	1,198,215
Samsung Securities Co., Ltd.	30,712	1,185,406
Seegene, Inc.(1)	19,291	676,554
Shinhan Financial Group Co., Ltd.	138,898	4,857,543
Shinsegae Co., Ltd.	2,179	436,312
SK Chemicals Co., Ltd.	12,100	753,508
SK Holdings Co., Ltd.	6,366	1,314,044
SK Hynix, Inc.	107,470	3,065,098
SK Innovation Co., Ltd.(1)	67,596	5,629,948
SK Telecom Co., Ltd.	41,902	9,295,360
SK Telecom Co., Ltd. ADR	25,326	617,954
ViroMed Co., Ltd.(1)	15,747	1,643,345
Woori Bank	20,809	165,377
Yuhan Corp.	6,770	1,393,100
Zyle Daewoo Motor Sales Corp.(1)	4,895	5,782

		$192,550,987

Sri Lanka — 0.7%
Access Engineering PLC	2,960,807	$511,415
Aitken Spence PLC	867,213	583,611
Ceylon Tobacco Co. PLC	45,991	310,768
Chevron Lubricants Lanka PLC	689,307	1,809,044
Commercial Bank of Ceylon PLC	2,156,785	2,430,705
DFCC Bank PLC	648,984	840,862
Dialog Axiata PLC	15,786,381	1,231,029
Distilleries Co. of Sri Lanka PLC	1,514,334	2,951,018
Hatton National Bank PLC (Non-Voting)	1,045,483	1,584,721
John Keells Holdings PLC	4,660,747	5,609,023

Security	Shares	Value
National Development Bank PLC	873,545	$1,372,860
Nations Trust Bank PLC	934,186	643,862
Sampath Bank PLC	673,662	1,232,091

		$21,111,009

Taiwan — 6.0%
Acer, Inc.(1)	948,490	$372,460
Advanced Semiconductor Engineering, Inc.	1,929,281	2,102,117
Advantech Co., Ltd.	205,428	1,410,705
Altek Corp.	206,437	184,269
Ambassador Hotel	221,000	186,149
AmTRAN Technology Co., Ltd.	376,765	178,498
Asia Cement Corp.	1,183,967	1,161,348
Asia Optical Co., Inc.(1)	187,913	186,400
Asustek Computer, Inc.	216,174	1,858,663
AU Optronics Corp.	3,013,925	892,321
AU Optronics Corp. ADR	33,754	99,912
Capital Securities Corp.	605,143	165,532
Catcher Technology Co., Ltd.	215,100	2,299,570
Cathay Financial Holding Co., Ltd.	2,111,019	2,891,354
Cathay Real Estate Development Co., Ltd.	660,000	284,618
Chang Hwa Commercial Bank, Ltd.	1,864,579	920,768
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	2,929,059
Cheng Uei Precision Industry Co., Ltd.	149,516	209,547
Chicony Electronics Co., Ltd.	158,924	367,395
China Airlines, Ltd.(1)	940,963	322,596
China Development Financial Holding Corp.	6,528,106	1,761,066
China Life Insurance Co., Ltd.	1,418,913	1,080,862
China Motor Corp.	1,026,930	722,000
China Petrochemical Development Corp.(1)	1,522,857	401,333
China Steel Corp.	6,433,886	3,759,911
Chipbond Technology Corp.	240,000	349,260
Chong Hong Construction Co., Ltd.	165,761	218,389
Chunghwa Telecom Co., Ltd.	2,476,909	7,443,214
Clevo Co.	206,579	226,907
CMC Magnetics Corp.(1)	1,131,867	136,020
Compal Electronics, Inc.	1,488,557	845,551
Coretronic Corp.	211,734	191,672
CTBC Financial Holding Co., Ltd.	6,574,727	3,398,676
D-Link Corp.(1)	385,120	115,214
Delta Electronics, Inc.	566,603	2,672,528
E.Sun Financial Holding Co., Ltd.	2,902,674	1,710,913
Elan Microelectronics Corp.	142,410	147,509
Epistar Corp.	321,439	248,735
Eternal Materials Co., Ltd.	320,232	282,597
EVA Airways Corp.(1)	1,684,216	944,876
Evergreen Marine Corp.	1,171,314	494,838
Everlight Chemical Industrial Corp.	361,004	182,020
Everlight Electronics Co., Ltd.	103,212	156,063
Far Eastern Department Stores, Ltd.	1,496,944	797,381
Far Eastern International Bank	993,739	295,108
Far Eastern New Century Corp.	2,069,313	1,847,631
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,586,654
Faraday Technology Corp.	262,329	324,318
Feng Hsin Iron & Steel Co., Ltd.	172,000	189,924
FIH Mobile, Ltd.	1,168,000	537,299
First Financial Holding Co., Ltd.	3,328,566	1,519,832
Formosa Chemicals & Fibre Corp.	1,780,214	3,627,883

Security	Shares	Value
Formosa International Hotels Corp.	40,132	$268,520
Formosa Petrochemical Corp.	985,153	2,350,916
Formosa Plastics Corp.	2,620,853	5,543,203
Formosa Taffeta Co., Ltd.	545,000	515,687
Formosan Rubber Group, Inc.	450,000	245,573
Foxconn Technology Co., Ltd.	336,853	968,214
Fubon Financial Holding Co., Ltd.	2,149,833	3,365,435
Giant Manufacturing Co., Ltd.	228,093	1,663,173
Gintech Energy Corp.(1)	286,877	132,307
Great Wall Enterprise Co., Ltd.	321,362	177,183
HannStar Display Corp.(1)	1,033,317	130,329
Highwealth Construction Corp.	325,556	461,117
Hiwin Technologies Corp.	181,280	967,885
Hon Hai Precision Industry Co., Ltd.	3,265,942	8,532,106
Hotai Motor Co., Ltd.	98,000	1,045,673
HTC Corp.	246,311	476,834
Hua Nan Financial Holdings Co., Ltd.	2,672,442	1,247,418
Huaku Development Co., Ltd.	187,010	325,668
Innolux Corp.	2,855,987	894,451
Inotera Memories, Inc.(1)	2,102,619	1,321,806
Inventec Corp.	1,330,753	634,075
King Yuan Electronics Co., Ltd.	711,274	453,593
Kinsus Interconnect Technology Corp.	166,280	319,992
Largan Precision Co., Ltd.	33,042	2,578,759
LCY Chemical Corp.(1)	253,644	177,551
Lite-On Technology Corp.	747,776	688,912
Macronix International Corp., Ltd.(1)	1,015,868	129,929
MediaTek, Inc.	378,371	2,815,692
Mega Financial Holding Co., Ltd.	4,503,610	3,128,337
Merida Industry Co., Ltd.	435,907	2,353,938
Mitac Holdings Corp.	313,036	195,004
Nan Kang Rubber Tire Co., Ltd.(1)	889,819	806,032
Nan Ya Plastics Corp.	3,006,303	5,101,801
Nanya Technology Corp.	281,593	313,859
Novatek Microelectronics Corp., Ltd.	263,479	827,216
Oriental Union Chemical Corp.	453,200	318,082
Pegatron Corp.	553,486	1,354,540
Phison Electronics Corp.	43,692	276,047
Pou Chen Corp.	2,168,764	3,262,482
Powertech Technology, Inc.	366,725	664,339
President Chain Store Corp.	619,120	3,861,254
Quanta Computer, Inc.	905,065	1,575,381
Radiant Opto-Electronics Corp.	206,350	640,798
Radium Life Tech Co., Ltd.	342,068	113,292
Realtek Semiconductor Corp.	165,542	281,832
RichTek Technology Corp.	87,497	511,348
Ruentex Development Co., Ltd.	338,533	369,725
Ruentex Industries, Ltd.	1,161,953	2,064,872
Sanyang Motor Co., Ltd.(1)	1,509,000	1,074,822
Shin Kong Financial Holding Co., Ltd.	3,270,375	777,812
Shin Kong Synthetic Fibers Corp.	965,996	254,436
Siliconware Precision Industries Co., Ltd.	613,260	764,527
Siliconware Precision Industries Co., Ltd. ADR	74,607	468,905
Simplo Technology Co., Ltd.	123,820	399,375
Sino-American Silicon Products, Inc.	183,259	191,378
SinoPac Financial Holdings Co., Ltd.	3,988,310	1,264,250
Solar Applied Materials Technology Corp.	329,817	189,388
Synnex Technology International Corp.	651,960	652,198
Tainan Spinning Co., Ltd.	1,445,010	612,272
Taishin Financial Holding Co., Ltd.	3,522,983	1,252,053
Taiwan Building Materials Co., Ltd.	617,053	161,656

Security	Shares	Value
Taiwan Business Bank(1)	1,852,887	$460,511
Taiwan Cement Corp.	1,724,118	1,752,784
Taiwan Cooperative Financial Holding Co., Ltd.	2,311,878	956,884
Taiwan Fertilizer Co., Ltd.	436,000	544,639
Taiwan Glass Industry Corp.(1)	252,874	92,368
Taiwan Life Insurance Co., Ltd.(1)	383,464	316,952
Taiwan Mobile Co., Ltd.	1,170,052	3,582,232
Taiwan Semiconductor Manufacturing Co., Ltd.	4,318,873	17,308,642
Taiwan Tea Corp.	661,346	282,728
Tatung Co., Ltd.(1)	1,214,645	187,192
Teco Electric & Machinery Co., Ltd.	1,226,000	966,810
Tong Yang Industry Co., Ltd.	379,826	377,910
TPK Holding Co., Ltd.	83,515	199,909
Transcend Information, Inc.	63,886	161,527
Tripod Technology Corp.	152,979	220,673
TSRC Corp.	381,087	230,493
TTY Biopharm Co., Ltd.	307,255	896,813
Tung Ho Steel Enterprise Corp.	293,385	153,368
U-Ming Marine Transport Corp.	202,000	215,247
Uni-President Enterprises Corp.	3,855,626	6,695,485
Unimicron Technology Corp.	527,171	200,929
United Microelectronics Corp.	3,348,361	1,099,885
United Microelectronics Corp. ADR	93,397	151,303
Vanguard International Semiconductor Corp.	784,175	893,117
Walsin Lihwa Corp.(1)	1,085,980	231,508
Wan Hai Lines, Ltd.	606,375	383,913
Waterland Financial Holdings	1,579,440	386,600
Wintek Corp.(1)(2)	706,482	0
Wistron Corp.	908,693	475,142
WPG Holdings Co., Ltd.	548,136	529,537
Yageo Corp.	212,433	325,641
Yang Ming Marine Transport(1)	1,116,288	324,271
YFY, Inc.	1,451,414	452,660
Yieh Phui Enterprise	1,004,233	216,050
Yuanta Financial Holding Co., Ltd.	4,858,729	1,806,599
Yulon Motor Co., Ltd.	1,212,420	1,087,465

		$176,922,504

Thailand — 3.1%
Advanced Info Service PCL(6)	809,800	$5,050,694
Airports of Thailand PCL(6)	461,100	3,578,970
AP Thailand PCL(6)	4,609,660	686,193
Bangkok Bank PCL(6)	198,400	876,465
Bangkok Dusit Medical Services PCL(6)	8,414,000	4,297,852
Bangkok Expressway PCL(6)	895,900	896,300
Banpu PCL(6)	1,358,000	749,071
BEC World PCL(6)	1,693,300	1,494,213
Berli Jucker PCL(6)	1,258,600	1,172,374
Big C Supercenter PCL(6)	113,000	627,908
Bumrungrad Hospital PCL(6)	712,200	4,245,623
Cal-Comp Electronics (Thailand) PCL(6)	1,957,091	170,570
Central Pattana PCL(6)	1,057,700	1,305,769
Charoen Pokphand Foods PCL(6)	3,885,900	2,220,591
CP ALL PCL(6)	3,272,600	4,322,358
Delta Electronics (Thailand) PCL(6)	1,516,370	3,681,412
Electricity Generating PCL(6)	382,000	1,610,994
G Steel PCL(1)(6)	4,757,300	41,943

Security	Shares	Value
Glow Energy PCL(6)	803,700	$1,888,057
Hana Microelectronics PCL(6)	1,416,900	1,106,733
Home Product Center PCL(6)	1,565,760	295,939
Indorama Ventures PCL(6)	1,721,800	1,094,838
Intouch Holdings PCL(6)	1,520,200	3,049,905
IRPC PCL(6)	9,870,200	1,026,310
Italian-Thai Development PCL(1)(6)	12,830,980	2,869,542
Kasikornbank PCL(6)	364,900	1,723,272
Kiatnakin Bank PCL(6)	747,800	633,523
Krung Thai Bank PCL(6)	1,610,225	760,122
Land & Houses PCL(6)	4,338,700	964,238
Major Cineplex Group PCL(6)	1,728,400	1,522,648
Minor International PCL(6)	3,179,761	2,523,750
Precious Shipping PCL(6)	933,750	182,979
PTT Exploration & Production PCL(6)	1,286,216	2,491,823
PTT Global Chemical PCL(6)	1,519,650	2,257,664
PTT PCL(6)	754,500	5,009,228
Quality House PCL(6)	9,121,583	609,168
Ratchaburi Electricity Generating Holding PCL(6)	578,300	852,597
Sahaviriya Steel Industries PCL(1)(6)	18,478,460	25,435
Siam Cement PCL(6)	285,200	3,650,420
Siam City Cement PCL(6)	64,900	608,531
Siam Commercial Bank PCL(6)	439,500	1,626,648
Sino Thai Engineering & Construction PCL(6)	3,940,800	2,631,233
Thai Airways International PCL(1)(6)	1,290,500	359,822
Thai Beverage PCL	7,336,000	3,537,055
Thai Oil PCL(6)	812,500	1,184,463
Thai Union Group PCL(6)	4,141,992	2,103,664
Thanachart Capital PCL(6)	1,051,500	920,431
Thoresen Thai Agencies PCL(6)	2,257,887	629,559
TMB Bank PCL(6)	17,390,200	1,161,465
Total Access Communication PCL(6)	790,500	1,259,460
TPI Polene PCL(6)	19,506,000	1,333,952
True Corp. PCL(1)(6)	7,733,381	2,082,380
TTCL PCL(6)	254,300	160,502
TTW PCL(6)	4,040,000	1,214,126

		$92,380,782

Turkey — 2.7%
Akbank TAS	1,569,418	$3,520,653
Akcansa Cimento AS	90,700	422,515
Akenerji Elektrik Uretim AS(1)	524,095	162,865
Aksa Akrilik Kimya Sanayii AS	228,054	735,233
Alarko Holding AS	207,704	219,756
Anadolu Anonim Turk Sigorta Sirketi	368,571	182,778
Anadolu Efes Biracilik ve Malt Sanayii AS	284,148	2,005,862
Arcelik AS	627,359	3,058,523
Asya Katilim Bankasi AS(1)	621,338	141,784
Aygaz AS	177,606	572,230
Bagfas Bandirma Gubre Fabrikalari AS	38,600	169,783
BIM Birlesik Magazalar AS	318,192	5,641,852
Cimsa Cimento Sanayi ve Ticaret AS	116,200	570,159
Coca-Cola Icecek AS	112,100	1,282,983
Dogan Sirketler Grubu Holding AS(1)	2,165,468	364,933
Dogus Otomotiv Servis ve Ticaret AS	140,556	450,706
Eczacibasi Ilac Sanayi ve Ticaret AS	588,300	480,880
Enka Insaat ve Sanayi AS	1,667,575	2,755,678

Security	Shares	Value
Eregli Demir ve Celik Fabrikalari TAS	4,238,583	$5,232,182
Ford Otomotiv Sanayi AS	189,160	2,021,430
Gubre Fabrikalari TAS	386,800	811,309
Haci Omer Sabanci Holding AS	1,118,249	3,281,130
Ihlas Holding AS(1)	3,341,600	265,151
Is Gayrimenkul Yatirim Ortakligi AS	508,768	235,675
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	3,600,406	1,477,064
KOC Holding AS	1,097,419	4,284,510
Koza Altin Isletmeleri AS	122,800	891,894
Net Holding AS(1)	282,129	291,851
Petkim Petrokimya Holding AS(1)	1,192,041	1,576,978
Sekerbank TAS(1)	673,641	309,685
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	187,122
TAV Havalimanlari Holding AS	212,009	1,665,912
Tekfen Holding AS	409,091	565,760
Tofas Turk Otomobil Fabrikasi AS	299,386	1,777,267
Trakya Cam Sanayii AS	647,826	402,666
Tupras-Turkiye Petrol Rafinerileri AS(1)	290,241	7,113,788
Turcas Petrol AS	420,874	214,379
Turk Hava Yollari Anonim Ortakligi AS(1)	748,507	1,974,791
Turk Sise ve Cam Fabrikalari AS	1,592,838	1,511,950
Turk Telekomunikasyon AS	1,057,800	2,087,797
Turkcell Iletisim Hizmetleri AS	1,653,794	5,770,795
Turkcell Iletisim Hizmetleri AS ADR	38,494	334,128
Turkiye Garanti Bankasi AS	1,812,125	4,217,156
Turkiye Halk Bankasi AS	536,500	1,794,112
Turkiye Is Bankasi	1,244,619	1,940,310
Turkiye Sinai Kalkinma Bankasi AS	1,467,765	684,618
Turkiye Vakiflar Bankasi TAO	1,021,671	1,295,184
Ulker Biskuvi Sanayi AS	204,629	1,296,166
Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	754,528
Yapi ve Kredi Bankasi AS	827,536	922,939
Yazicilar Holding AS	107,100	574,200

		$80,503,600

Ukraine — 0.3%
Astarta Holding NV(1)	105,037	$758,653
Avangardco Investments Public, Ltd. GDR(3)	56,788	45,412
Ferrexpo PLC	2,134,232	1,145,880
Kernel Holding SA	346,913	4,117,627
MHP SA GDR(3)	337,415	3,040,510

		$9,108,082

United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC	2,035,444	$4,255,418
Abu Dhabi National Hotels	832,200	630,748
Agthia Group PJSC	623,000	1,361,442
Air Arabia PJSC	6,041,100	2,306,717
Ajman Bank PJSC(1)	632,940	302,256
Al Waha Capital PJSC	1,401,285	849,692
Aldar Properties PJSC	3,816,500	2,514,312
Arabtec Holding PJSC(1)	7,431,105	3,757,806
Dana Gas PJSC(1)	3,612,782	541,758
DP World, Ltd.	416,236	8,851,806
Dubai Financial Market PJSC	1,713,500	789,031
Dubai Investments PJSC	1,313,593	853,371
Dubai Islamic Bank PJSC	1,037,500	1,899,281
Emaar Properties PJSC	3,506,022	6,213,527

Security		Shares	Value
First Gulf Bank PJSC		1,231,388	$4,683,894
National Bank of Abu Dhabi PJSC		1,606,429	4,172,639
National Bank of Ras Al-Khaimah PSC (The)		62,608	120,181
National Central Cooling Co. (Tabreed)		1,050,547	341,588
Ras Al Khaimah Properties PJSC		1,262,100	210,652
Ras Al Khaimah White Cement		732,778	295,274
Union National Bank PJSC		1,180,087	1,980,567

			$46,931,960

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC		1,013,311	$1,939,235
Bao Viet Holdings		371,340	771,852
Danang Rubber JSC		356,213	734,418
Development Investment Construction Corp.(1)		505,325	272,999
FPT Corp.		2	4
Gemadept Corp.		648,433	986,959
HAGL JSC(1)		1,153,680	761,488
Hoa Phat Group JSC		1,459,005	1,976,661
Kim Long Securities Corp.		1,311,300	420,897
Kinh Bac City Development Share Holding Corp.(1)		590,200	331,010
Kinh Do Corp.		387,216	426,848
Masan Group Corp.(1)		456,400	1,506,296
PetroVietnam Construction JSC(1)		870,460	112,281
PetroVietnam Drilling and Well Services JSC		749,107	1,150,572
PetroVietnam Fertilizer & Chemical JSC		342,540	475,323
PetroVietnam Gas JSC		69,600	142,624
Pha Lai Thermal Power JSC		754,210	591,574
Refrigeration Electrical Engineering Corp.		211,990	237,117
Song Da Urban & Industrial Zone Investment and Development JSC(1)		339,950	306,557
Tan Tao Investment & Industry JSC(1)		1,048,757	243,114
Vietnam Construction and Import-Export JSC		459,600	231,098
Vietnam Dairy Products JSC		537,900	2,394,701
Vietnam Joint Stock Commercial Bank for Industry and Trade		1,081,023	944,076
Vingroup JSC(1)		1,739,114	3,231,814
Vinh Son - Song Hinh Hydropower JSC		750,120	470,285

			$20,659,803

Total Common Stocks (identified cost $2,921,233,455)			$2,912,304,147

Equity-Linked Securities(4)(7) — 0.8%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.8%
Abdullah Al Othaim Markets	7/31/17	14,400	$351,811
Al Rajhi Bank	1/22/18	126,533	1,851,450
Al Tayyar	3/5/18	43,582	884,643
Alinma Bank	1/22/18	182,900	820,544
Almarai Co.	7/31/17	42,670	959,998
Arab National Bank	5/12/17	96,000	696,264
Bank Albilad	3/5/18	32,125	211,365
Banque Saudi Fransi	1/22/18	65,833	527,500
Company for Cooperative Insurance (The)	7/31/17	21,600	498,920
Dar Al Arkan Real Estate Development	7/20/18	70,500	130,182
Etihad Etisalat Co.	11/20/17	119,020	887,026
Fawaz Abdulaziz Alhokair Co.	3/20/17	53,700	936,096

Security	Maturity Date	Shares	Value
Fitaihi Holding Group	9/14/18	57,200	$269,927
Jarir Marketing Co.	1/22/18	17,100	820,165
Mobile Telecommunications Co.	4/30/18	47,949	116,027
National Industrialization Co.	10/31/16	117,783	413,778
Rabigh Refining and Petrochemicals Co.	7/24/17	84,000	360,053
Riyad Bank	11/20/17	137,000	512,339
Sahara Petrochemical Co.	9/14/18	101,700	302,761
Samba Financial Group	6/29/17	89,776	555,368
Saudi Airlines Catering Co.	5/28/18	14,700	544,346
Saudi Arabian Fertilizer Co.	7/31/17	24,333	618,820
Saudi Arabian Mining Co.	4/30/18	45,000	349,771
Saudi Basic Industries Corp.	1/22/18	91,400	1,910,109
Saudi British Bank	1/22/18	95,300	712,787
Saudi Cable Co.	7/20/18	56,000	113,856
Saudi Cement Co.	7/20/18	20,250	388,094
Saudi Ceramic Co.	3/5/18	12,000	187,585
Saudi Chemical Co.	4/23/18	11,900	197,921
Saudi Electricity Co.	1/22/18	167,000	731,402
Saudi Industrial Investment Group	10/9/17	49,800	236,697
Saudi International Petrochemicals Co.	1/22/18	67,870	340,680
Saudi Kayan Petrochemical Co.	1/22/18	145,500	322,988
Saudi Pharmaceutical Industries and Medical Appliances Corp.	2/12/18	50,599	486,385
Saudi Telecom Co.	4/23/18	86,900	1,422,149
Savola Group	2/6/17	93,100	1,442,934
Yamamah Saudi Cement Co. Ltd.	1/22/18	23,300	239,504
Yanbu National Petrochemical Co.	7/31/17	29,100	334,816

Total Equity-Linked Securities (identified cost $27,682,693)			$22,687,061

Investment Funds — 0.1%

Security		Shares	Value
Vietnam Enterprise Investments, Ltd.(1)		1,030,993	$2,783,681

Total Investment Funds (identified cost $1,632,413)			$2,783,681

Rights(1) — 0.0%(5)

Security		Shares	Value
Mirae Asset Securities Co., Ltd., Exp. 11/5/15		13,510	$58,131

Total Rights (identified cost $100,623)			$58,131

Warrants(1) — 0.0%(5)

Security		Shares	Value
Italian-Thai Development PCL, Exp. 5/13/19, Strike THB 14.00		2,566,196	$122,318
Precious Shipping PCL, Exp. 6/15/18, Strike THB 17.50		31,125	2,264
Thoresen Thai Agencies PCL, Exp. 2/28/19, Strike THB 18.50		215,037	10,842
WCT Holdings Bhd, Exp. 8/27/20, Strike THB 2.08		164,118	5,040

Total Warrants (identified cost $0)			$140,464

Short-Term Investments — 0.2%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/15	$6,584	$6,583,737

Total Short-Term Investments (identified cost $6,583,737)		$6,583,737

Total Investments — 99.5% (identified cost $2,957,232,921)		$2,944,557,221

Other Assets, Less Liabilities — 0.5%		$13,385,197

Net Assets — 100.0%		$2,957,942,418

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

BDR	-	Brazilian Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

THB	-	Thai Baht

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2015, the aggregate value of these securities is $58,285,702 or 2.0% of the Fund’s net assets.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2015, the aggregate value of these securities is $24,595,537 or 0.8% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	10.4%	$308,914,576
Hong Kong Dollar	8.2	243,220,154
South Korean Won	6.5	191,271,462
South African Rand	6.1	181,658,227
Mexican Peso	6.1	179,144,280
Indian Rupee	6.1	178,923,957

Currency	Percentage of Net Assets	Value
New Taiwan Dollar	5.9%	$175,665,085
Brazilian Real	4.4	130,562,216
Polish Zloty	3.1	93,137,409
Philippine Peso	3.0	90,044,718
Thai Baht	3.0	88,979,151
Malaysian Ringgit	3.0	88,475,709
New Turkish Lira	2.7	80,169,472
Indonesian Rupiah	2.6	78,314,677
Euro	2.4	70,710,005
Chilean Peso	2.3	67,811,645
Russian Ruble	2.1	61,695,466
Kuwaiti Dinar	2.0	58,620,659
Hungarian Forint	1.6	45,899,488
United Arab Emirates Dirham	1.6	45,832,905
Qatari Riyal	1.5	43,543,936
Egyptian Pound	1.4	42,545,956
Czech Koruna	1.4	41,277,456
Colombian Peso	1.1	33,535,199
Other currency, less than 1% each	11.0	324,603,413

Total Investments	99.5%	$2,944,557,221

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	23.9%	$707,160,738
Telecommunication Services	10.3	305,220,616
Consumer Staples	10.3	304,233,498
Industrials	10.0	297,090,849
Materials	9.6	284,668,520
Energy	9.2	272,318,593
Consumer Discretionary	8.9	262,684,229
Information Technology	7.1	208,840,518
Utilities	5.7	168,230,034
Health Care	4.2	124,742,208
Short-Term Investments	0.2	6,583,737
Investment Funds	0.1	2,783,681

Total Investments	99.5%	$2,944,557,221

The Fund did not have any open financial instruments at September 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,989,270,933

Gross unrealized appreciation	$638,663,994
Gross unrealized depreciation	(683,377,706)

Net unrealized depreciation	$(44,713,712)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$26,547,103	$1,242,545,974		$8,155,170	$1,277,248,247
Emerging Europe	22,609,694	546,531,236		0	569,140,930
Latin America	522,032,008	—		—	522,032,008
Middle East/Africa	1,026,732	542,606,913		249,317	543,882,962
Total Common Stocks	$572,215,537	$2,331,684,123	**	$8,404,487	$2,912,304,147
Equity-Linked Securities - Saudi Arabia	$—	$22,687,061		$—	$22,687,061
Investment Funds	—	2,783,681		—	2,783,681
Rights	58,131	—		—	58,131
Warrants	140,464	—		—	140,464
Short-Term Investments	—	6,583,737		—	6,583,737
Total Investments	$572,414,132	$2,363,738,602		$8,404,487	$2,944,557,221

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2015 is not presented. At September 30, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	November 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2015